UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01829

Columbia Acorn Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of December

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

Columbia Acorn European Fund℠

Class A | CAEAX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Acorn European Fund℠ (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$65	1.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$33,864,963
Total number of portfolio holdings	96
Portfolio turnover for the reporting period	35%

Columbia Acorn European Fund℠ | Class A | SSR109-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
United Kingdom	30.1%
France	16.1%
Germany	9.0%
Ireland	7.7%
Italy	7.2%
Austria	3.7%
Switzerland	3.6%
Greece	3.5%
Denmark	3.3%
Norway	2.8%
Other	12.3%

Top Holdings

Table Summary
Elis SA	3.0%
Glanbia PLC	2.6%
Quilter PLC	2.5%
SPIE SA	2.3%
Nexans SA	2.3%
flatexDEGIRO AG	2.3%
Uniphar PLC	2.3%
Lisi SA	2.2%
Storebrand ASA	2.1%
CVS Group PLC	2.0%

Equity Sector Allocation

Table Summary
Industrials	36.0%
Financials	20.3%
Real Estate	6.8%
Consumer Discretionary	6.2%
Health Care	6.2%
Materials	5.7%
Information Technology	4.8%
Energy	4.6%
Consumer Staples	4.6%
Utilities	2.4%
Other	1.7%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

The Board of Trustees of Columbia Acorn European Fund (the Fund) has approved a Plan of Liquidation and Termination pursuant to which the Fund will be liquidated and terminated on or about August 25, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn European Fund℠ | Class A | SSR109-01_(08/26) |

Columbia Acorn European Fund℠

Institutional Class | CAEZX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Acorn European Fund℠ (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$52	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$33,864,963
Total number of portfolio holdings	96
Portfolio turnover for the reporting period	35%

Columbia Acorn European Fund℠ | Institutional Class | SSR109-08_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
United Kingdom	30.1%
France	16.1%
Germany	9.0%
Ireland	7.7%
Italy	7.2%
Austria	3.7%
Switzerland	3.6%
Greece	3.5%
Denmark	3.3%
Norway	2.8%
Other	12.3%

Top Holdings

Table Summary
Elis SA	3.0%
Glanbia PLC	2.6%
Quilter PLC	2.5%
SPIE SA	2.3%
Nexans SA	2.3%
flatexDEGIRO AG	2.3%
Uniphar PLC	2.3%
Lisi SA	2.2%
Storebrand ASA	2.1%
CVS Group PLC	2.0%

Equity Sector Allocation

Table Summary
Industrials	36.0%
Financials	20.3%
Real Estate	6.8%
Consumer Discretionary	6.2%
Health Care	6.2%
Materials	5.7%
Information Technology	4.8%
Energy	4.6%
Consumer Staples	4.6%
Utilities	2.4%
Other	1.7%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

The Board of Trustees of Columbia Acorn European Fund (the Fund) has approved a Plan of Liquidation and Termination pursuant to which the Fund will be liquidated and terminated on or about August 25, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn European Fund℠ | Institutional Class | SSR109-08_(08/26) |

Columbia Acorn® Fund

Class A | LACAX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$58	1.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,771,071,371
Total number of portfolio holdings	95
Portfolio turnover for the reporting period	52%

Columbia Acorn® Fund | Class A | SSR110-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	27.4%
Information Technology	23.9%
Health Care	21.4%
Consumer Discretionary	7.2%
Financials	7.0%
Energy	2.4%
Consumer Staples	2.2%
Communication Services	1.0%
Utilities	0.5%

Top Holdings

Table Summary
SPX Technologies, Inc.	2.8%
VSE Corp.	2.1%
GCM Grosvenor, Inc., Class A	2.0%
SharkNinja, Inc.	1.9%
Cavco Industries, Inc.	1.8%
DigitalOcean Holdings, Inc.	1.8%
Guardant Health, Inc.	1.8%
Rush Street Interactive, Inc.	1.7%
Viavi Solutions, Inc.	1.7%
Dorman Products, Inc.	1.7%

Asset Categories

Table Summary
Common Stocks	93.0%
Money Market Funds	5.6%
Exchange-Traded Equity Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn® Fund | Class A | SSR110-01_(08/26) |

Columbia Acorn® Fund

Class C | LIACX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$99	1.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,771,071,371
Total number of portfolio holdings	95
Portfolio turnover for the reporting period	52%

Columbia Acorn® Fund | Class C | SSR110-04_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	27.4%
Information Technology	23.9%
Health Care	21.4%
Consumer Discretionary	7.2%
Financials	7.0%
Energy	2.4%
Consumer Staples	2.2%
Communication Services	1.0%
Utilities	0.5%

Top Holdings

Table Summary
SPX Technologies, Inc.	2.8%
VSE Corp.	2.1%
GCM Grosvenor, Inc., Class A	2.0%
SharkNinja, Inc.	1.9%
Cavco Industries, Inc.	1.8%
DigitalOcean Holdings, Inc.	1.8%
Guardant Health, Inc.	1.8%
Rush Street Interactive, Inc.	1.7%
Viavi Solutions, Inc.	1.7%
Dorman Products, Inc.	1.7%

Asset Categories

Table Summary
Common Stocks	93.0%
Money Market Funds	5.6%
Exchange-Traded Equity Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn® Fund | Class C | SSR110-04_(08/26) |

Columbia Acorn® Fund

Class S | ACRSX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$45	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,771,071,371
Total number of portfolio holdings	95
Portfolio turnover for the reporting period	52%

Columbia Acorn® Fund | Class S | SSR110-16_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	27.4%
Information Technology	23.9%
Health Care	21.4%
Consumer Discretionary	7.2%
Financials	7.0%
Energy	2.4%
Consumer Staples	2.2%
Communication Services	1.0%
Utilities	0.5%

Top Holdings

Table Summary
SPX Technologies, Inc.	2.8%
VSE Corp.	2.1%
GCM Grosvenor, Inc., Class A	2.0%
SharkNinja, Inc.	1.9%
Cavco Industries, Inc.	1.8%
DigitalOcean Holdings, Inc.	1.8%
Guardant Health, Inc.	1.8%
Rush Street Interactive, Inc.	1.7%
Viavi Solutions, Inc.	1.7%
Dorman Products, Inc.	1.7%

Asset Categories

Table Summary
Common Stocks	93.0%
Money Market Funds	5.6%
Exchange-Traded Equity Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn® Fund | Class S | SSR110-16_(08/26) |

Columbia Acorn® Fund

Institutional 2 Class | CRBRX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$43	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,771,071,371
Total number of portfolio holdings	95
Portfolio turnover for the reporting period	52%

Columbia Acorn® Fund | Institutional 2 Class | SSR110-15_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	27.4%
Information Technology	23.9%
Health Care	21.4%
Consumer Discretionary	7.2%
Financials	7.0%
Energy	2.4%
Consumer Staples	2.2%
Communication Services	1.0%
Utilities	0.5%

Top Holdings

Table Summary
SPX Technologies, Inc.	2.8%
VSE Corp.	2.1%
GCM Grosvenor, Inc., Class A	2.0%
SharkNinja, Inc.	1.9%
Cavco Industries, Inc.	1.8%
DigitalOcean Holdings, Inc.	1.8%
Guardant Health, Inc.	1.8%
Rush Street Interactive, Inc.	1.7%
Viavi Solutions, Inc.	1.7%
Dorman Products, Inc.	1.7%

Asset Categories

Table Summary
Common Stocks	93.0%
Money Market Funds	5.6%
Exchange-Traded Equity Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn® Fund | Institutional 2 Class | SSR110-15_(08/26) |

Columbia Acorn® Fund

Institutional 3 Class | CRBYX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$40	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,771,071,371
Total number of portfolio holdings	95
Portfolio turnover for the reporting period	52%

Columbia Acorn® Fund | Institutional 3 Class | SSR110-17_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	27.4%
Information Technology	23.9%
Health Care	21.4%
Consumer Discretionary	7.2%
Financials	7.0%
Energy	2.4%
Consumer Staples	2.2%
Communication Services	1.0%
Utilities	0.5%

Top Holdings

Table Summary
SPX Technologies, Inc.	2.8%
VSE Corp.	2.1%
GCM Grosvenor, Inc., Class A	2.0%
SharkNinja, Inc.	1.9%
Cavco Industries, Inc.	1.8%
DigitalOcean Holdings, Inc.	1.8%
Guardant Health, Inc.	1.8%
Rush Street Interactive, Inc.	1.7%
Viavi Solutions, Inc.	1.7%
Dorman Products, Inc.	1.7%

Asset Categories

Table Summary
Common Stocks	93.0%
Money Market Funds	5.6%
Exchange-Traded Equity Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn® Fund | Institutional 3 Class | SSR110-17_(08/26) |

Columbia Acorn® Fund

Institutional Class | ACRNX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$45	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,771,071,371
Total number of portfolio holdings	95
Portfolio turnover for the reporting period	52%

Columbia Acorn® Fund | Institutional Class | SSR110-08_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	27.4%
Information Technology	23.9%
Health Care	21.4%
Consumer Discretionary	7.2%
Financials	7.0%
Energy	2.4%
Consumer Staples	2.2%
Communication Services	1.0%
Utilities	0.5%

Top Holdings

Table Summary
SPX Technologies, Inc.	2.8%
VSE Corp.	2.1%
GCM Grosvenor, Inc., Class A	2.0%
SharkNinja, Inc.	1.9%
Cavco Industries, Inc.	1.8%
DigitalOcean Holdings, Inc.	1.8%
Guardant Health, Inc.	1.8%
Rush Street Interactive, Inc.	1.7%
Viavi Solutions, Inc.	1.7%
Dorman Products, Inc.	1.7%

Asset Categories

Table Summary
Common Stocks	93.0%
Money Market Funds	5.6%
Exchange-Traded Equity Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn® Fund | Institutional Class | SSR110-08_(08/26) |

Columbia Acorn International®

Class A | LAIAX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$61	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$800,421,905
Total number of portfolio holdings	66
Portfolio turnover for the reporting period	24%

Columbia Acorn International® | Class A | SSR111-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	43.9%
United Kingdom	8.7%
Switzerland	6.9%
United States	5.6%
Italy	4.7%
France	4.2%
Germany	3.4%
Ireland	2.7%
Netherlands	2.6%
Sweden	2.6%
Other	14.7%

Top Holdings

Table Summary
Prysmian SpA	3.6%
Bank of Ireland Group PLC	2.7%
BE Semiconductor Industries NV	2.6%
Niterra Co., Ltd.	2.6%
Halma PLC	2.4%
Renesas Electronics Corp.	2.4%
Fisher & Paykel Healthcare Corp., Ltd.	2.3%
Kraftia Corp.	2.2%
Gaztransport Et Technigaz SA	2.2%
VAT Group AG	2.1%

Equity Sector Allocation

Table Summary
Industrials	34.1%
Information Technology	21.7%
Financials	9.0%
Consumer Discretionary	7.1%
Materials	5.9%
Communication Services	4.7%
Energy	4.5%
Health Care	4.2%
Consumer Staples	4.0%
Real Estate	3.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International® | Class A | SSR111-01_(08/26) |

Columbia Acorn International®

Class S | CCIDX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$49	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$800,421,905
Total number of portfolio holdings	66
Portfolio turnover for the reporting period	24%

Columbia Acorn International® | Class S | SSR111-16_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	43.9%
United Kingdom	8.7%
Switzerland	6.9%
United States	5.6%
Italy	4.7%
France	4.2%
Germany	3.4%
Ireland	2.7%
Netherlands	2.6%
Sweden	2.6%
Other	14.7%

Top Holdings

Table Summary
Prysmian SpA	3.6%
Bank of Ireland Group PLC	2.7%
BE Semiconductor Industries NV	2.6%
Niterra Co., Ltd.	2.6%
Halma PLC	2.4%
Renesas Electronics Corp.	2.4%
Fisher & Paykel Healthcare Corp., Ltd.	2.3%
Kraftia Corp.	2.2%
Gaztransport Et Technigaz SA	2.2%
VAT Group AG	2.1%

Equity Sector Allocation

Table Summary
Industrials	34.1%
Information Technology	21.7%
Financials	9.0%
Consumer Discretionary	7.1%
Materials	5.9%
Communication Services	4.7%
Energy	4.5%
Health Care	4.2%
Consumer Staples	4.0%
Real Estate	3.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International® | Class S | SSR111-16_(08/26) |

Columbia Acorn International®

Institutional 2 Class | CAIRX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$46	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$800,421,905
Total number of portfolio holdings	66
Portfolio turnover for the reporting period	24%

Columbia Acorn International® | Institutional 2 Class | SSR111-15_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	43.9%
United Kingdom	8.7%
Switzerland	6.9%
United States	5.6%
Italy	4.7%
France	4.2%
Germany	3.4%
Ireland	2.7%
Netherlands	2.6%
Sweden	2.6%
Other	14.7%

Top Holdings

Table Summary
Prysmian SpA	3.6%
Bank of Ireland Group PLC	2.7%
BE Semiconductor Industries NV	2.6%
Niterra Co., Ltd.	2.6%
Halma PLC	2.4%
Renesas Electronics Corp.	2.4%
Fisher & Paykel Healthcare Corp., Ltd.	2.3%
Kraftia Corp.	2.2%
Gaztransport Et Technigaz SA	2.2%
VAT Group AG	2.1%

Equity Sector Allocation

Table Summary
Industrials	34.1%
Information Technology	21.7%
Financials	9.0%
Consumer Discretionary	7.1%
Materials	5.9%
Communication Services	4.7%
Energy	4.5%
Health Care	4.2%
Consumer Staples	4.0%
Real Estate	3.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International® | Institutional 2 Class | SSR111-15_(08/26) |

Columbia Acorn International®

Institutional 3 Class | CCYIX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$43	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$800,421,905
Total number of portfolio holdings	66
Portfolio turnover for the reporting period	24%

Columbia Acorn International® | Institutional 3 Class | SSR111-17_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	43.9%
United Kingdom	8.7%
Switzerland	6.9%
United States	5.6%
Italy	4.7%
France	4.2%
Germany	3.4%
Ireland	2.7%
Netherlands	2.6%
Sweden	2.6%
Other	14.7%

Top Holdings

Table Summary
Prysmian SpA	3.6%
Bank of Ireland Group PLC	2.7%
BE Semiconductor Industries NV	2.6%
Niterra Co., Ltd.	2.6%
Halma PLC	2.4%
Renesas Electronics Corp.	2.4%
Fisher & Paykel Healthcare Corp., Ltd.	2.3%
Kraftia Corp.	2.2%
Gaztransport Et Technigaz SA	2.2%
VAT Group AG	2.1%

Equity Sector Allocation

Table Summary
Industrials	34.1%
Information Technology	21.7%
Financials	9.0%
Consumer Discretionary	7.1%
Materials	5.9%
Communication Services	4.7%
Energy	4.5%
Health Care	4.2%
Consumer Staples	4.0%
Real Estate	3.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International® | Institutional 3 Class | SSR111-17_(08/26) |

Columbia Acorn International®

Institutional Class | ACINX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$49	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$800,421,905
Total number of portfolio holdings	66
Portfolio turnover for the reporting period	24%

Columbia Acorn International® | Institutional Class | SSR111-08_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	43.9%
United Kingdom	8.7%
Switzerland	6.9%
United States	5.6%
Italy	4.7%
France	4.2%
Germany	3.4%
Ireland	2.7%
Netherlands	2.6%
Sweden	2.6%
Other	14.7%

Top Holdings

Table Summary
Prysmian SpA	3.6%
Bank of Ireland Group PLC	2.7%
BE Semiconductor Industries NV	2.6%
Niterra Co., Ltd.	2.6%
Halma PLC	2.4%
Renesas Electronics Corp.	2.4%
Fisher & Paykel Healthcare Corp., Ltd.	2.3%
Kraftia Corp.	2.2%
Gaztransport Et Technigaz SA	2.2%
VAT Group AG	2.1%

Equity Sector Allocation

Table Summary
Industrials	34.1%
Information Technology	21.7%
Financials	9.0%
Consumer Discretionary	7.1%
Materials	5.9%
Communication Services	4.7%
Energy	4.5%
Health Care	4.2%
Consumer Staples	4.0%
Real Estate	3.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International® | Institutional Class | SSR111-08_(08/26) |

Columbia Acorn International Select℠

Class A | LAFAX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$56	1.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$201,708,409
Total number of portfolio holdings	61
Portfolio turnover for the reporting period	20%

Columbia Acorn International Select℠ | Class A | SSR112-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	28.0%
France	14.6%
United Kingdom	12.3%
Switzerland	8.9%
United States	7.6%
Netherlands	6.6%
Germany	4.7%
Denmark	3.6%
Spain	2.6%
Ireland	2.3%
Other	8.8%

Top Holdings

Table Summary
ASML Holding NV	6.6%
Tokyo Electron Ltd.	4.0%
Airbus Group SE	3.7%
Schneider Electric SE	3.3%
Recruit Holdings Co., Ltd.	2.8%
Industria de Diseno Textil SA	2.6%
Standard Chartered PLC	2.6%
Disco Corp.	2.4%
Bank of Ireland Group PLC	2.3%
Novo Nordisk A/S, Class B	2.2%

Equity Sector Allocation

Table Summary
Industrials	28.2%
Information Technology	20.4%
Consumer Discretionary	9.9%
Financials	9.3%
Health Care	8.8%
Consumer Staples	8.7%
Communication Services	5.4%
Materials	4.2%
Energy	1.3%
Real Estate	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select℠ | Class A | SSR112-01_(08/26) |

Columbia Acorn International Select℠

Class S | ACFEX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$43	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$201,708,409
Total number of portfolio holdings	61
Portfolio turnover for the reporting period	20%

Columbia Acorn International Select℠ | Class S | SSR112-16_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	28.0%
France	14.6%
United Kingdom	12.3%
Switzerland	8.9%
United States	7.6%
Netherlands	6.6%
Germany	4.7%
Denmark	3.6%
Spain	2.6%
Ireland	2.3%
Other	8.8%

Top Holdings

Table Summary
ASML Holding NV	6.6%
Tokyo Electron Ltd.	4.0%
Airbus Group SE	3.7%
Schneider Electric SE	3.3%
Recruit Holdings Co., Ltd.	2.8%
Industria de Diseno Textil SA	2.6%
Standard Chartered PLC	2.6%
Disco Corp.	2.4%
Bank of Ireland Group PLC	2.3%
Novo Nordisk A/S, Class B	2.2%

Equity Sector Allocation

Table Summary
Industrials	28.2%
Information Technology	20.4%
Consumer Discretionary	9.9%
Financials	9.3%
Health Care	8.8%
Consumer Staples	8.7%
Communication Services	5.4%
Materials	4.2%
Energy	1.3%
Real Estate	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select℠ | Class S | SSR112-16_(08/26) |

Columbia Acorn International Select℠

Institutional 2 Class | CRIRX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$37	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$201,708,409
Total number of portfolio holdings	61
Portfolio turnover for the reporting period	20%

Columbia Acorn International Select℠ | Institutional 2 Class | SSR112-15_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	28.0%
France	14.6%
United Kingdom	12.3%
Switzerland	8.9%
United States	7.6%
Netherlands	6.6%
Germany	4.7%
Denmark	3.6%
Spain	2.6%
Ireland	2.3%
Other	8.8%

Top Holdings

Table Summary
ASML Holding NV	6.6%
Tokyo Electron Ltd.	4.0%
Airbus Group SE	3.7%
Schneider Electric SE	3.3%
Recruit Holdings Co., Ltd.	2.8%
Industria de Diseno Textil SA	2.6%
Standard Chartered PLC	2.6%
Disco Corp.	2.4%
Bank of Ireland Group PLC	2.3%
Novo Nordisk A/S, Class B	2.2%

Equity Sector Allocation

Table Summary
Industrials	28.2%
Information Technology	20.4%
Consumer Discretionary	9.9%
Financials	9.3%
Health Care	8.8%
Consumer Staples	8.7%
Communication Services	5.4%
Materials	4.2%
Energy	1.3%
Real Estate	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select℠ | Institutional 2 Class | SSR112-15_(08/26) |

Columbia Acorn International Select℠

Institutional 3 Class | CSIRX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$34	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$201,708,409
Total number of portfolio holdings	61
Portfolio turnover for the reporting period	20%

Columbia Acorn International Select℠ | Institutional 3 Class | SSR112-17_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	28.0%
France	14.6%
United Kingdom	12.3%
Switzerland	8.9%
United States	7.6%
Netherlands	6.6%
Germany	4.7%
Denmark	3.6%
Spain	2.6%
Ireland	2.3%
Other	8.8%

Top Holdings

Table Summary
ASML Holding NV	6.6%
Tokyo Electron Ltd.	4.0%
Airbus Group SE	3.7%
Schneider Electric SE	3.3%
Recruit Holdings Co., Ltd.	2.8%
Industria de Diseno Textil SA	2.6%
Standard Chartered PLC	2.6%
Disco Corp.	2.4%
Bank of Ireland Group PLC	2.3%
Novo Nordisk A/S, Class B	2.2%

Equity Sector Allocation

Table Summary
Industrials	28.2%
Information Technology	20.4%
Consumer Discretionary	9.9%
Financials	9.3%
Health Care	8.8%
Consumer Staples	8.7%
Communication Services	5.4%
Materials	4.2%
Energy	1.3%
Real Estate	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select℠ | Institutional 3 Class | SSR112-17_(08/26) |

Columbia Acorn International Select℠

Institutional Class | ACFFX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$43	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$201,708,409
Total number of portfolio holdings	61
Portfolio turnover for the reporting period	20%

Columbia Acorn International Select℠ | Institutional Class | SSR112-08_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	28.0%
France	14.6%
United Kingdom	12.3%
Switzerland	8.9%
United States	7.6%
Netherlands	6.6%
Germany	4.7%
Denmark	3.6%
Spain	2.6%
Ireland	2.3%
Other	8.8%

Top Holdings

Table Summary
ASML Holding NV	6.6%
Tokyo Electron Ltd.	4.0%
Airbus Group SE	3.7%
Schneider Electric SE	3.3%
Recruit Holdings Co., Ltd.	2.8%
Industria de Diseno Textil SA	2.6%
Standard Chartered PLC	2.6%
Disco Corp.	2.4%
Bank of Ireland Group PLC	2.3%
Novo Nordisk A/S, Class B	2.2%

Equity Sector Allocation

Table Summary
Industrials	28.2%
Information Technology	20.4%
Consumer Discretionary	9.9%
Financials	9.3%
Health Care	8.8%
Consumer Staples	8.7%
Communication Services	5.4%
Materials	4.2%
Energy	1.3%
Real Estate	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select℠ | Institutional Class | SSR112-08_(08/26) |

Columbia Thermostat Fund℠

Class A | CTFAX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,259,457,548
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	55%

Columbia Thermostat Fund℠ | Class A | SSR235-01_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Total Return Bond Fund, Institutional 3 Class	16.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	16.2%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	9.7%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	8.7%
Columbia Contrarian Core Fund, Institutional 3 Class	8.7%
Columbia Research Enhanced Core ETF	7.0%
Columbia Large Cap Index Fund, Institutional 3 Class	7.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.5%
Columbia Diversified Fixed Income Allocation ETF	6.5%

Asset Categories

Table Summary
Fixed Income Funds	58.4%
Equity Funds	27.9%
Exchange-Traded Equity Funds	7.0%
Exchange-Traded Fixed Income Funds	6.5%
Other	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund℠ | Class A | SSR235-01_(08/26) |

Columbia Thermostat Fund℠

Class C | CTFDX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$60	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,259,457,548
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	55%

Columbia Thermostat Fund℠ | Class C | SSR235-04_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Total Return Bond Fund, Institutional 3 Class	16.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	16.2%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	9.7%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	8.7%
Columbia Contrarian Core Fund, Institutional 3 Class	8.7%
Columbia Research Enhanced Core ETF	7.0%
Columbia Large Cap Index Fund, Institutional 3 Class	7.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.5%
Columbia Diversified Fixed Income Allocation ETF	6.5%

Asset Categories

Table Summary
Fixed Income Funds	58.4%
Equity Funds	27.9%
Exchange-Traded Equity Funds	7.0%
Exchange-Traded Fixed Income Funds	6.5%
Other	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund℠ | Class C | SSR235-04_(08/26) |

Columbia Thermostat Fund℠

Class S | COTDX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,259,457,548
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	55%

Columbia Thermostat Fund℠ | Class S | SSR235-16_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Total Return Bond Fund, Institutional 3 Class	16.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	16.2%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	9.7%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	8.7%
Columbia Contrarian Core Fund, Institutional 3 Class	8.7%
Columbia Research Enhanced Core ETF	7.0%
Columbia Large Cap Index Fund, Institutional 3 Class	7.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.5%
Columbia Diversified Fixed Income Allocation ETF	6.5%

Asset Categories

Table Summary
Fixed Income Funds	58.4%
Equity Funds	27.9%
Exchange-Traded Equity Funds	7.0%
Exchange-Traded Fixed Income Funds	6.5%
Other	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund℠ | Class S | SSR235-16_(08/26) |

Columbia Thermostat Fund℠

Institutional 2 Class | CQTRX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,259,457,548
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	55%

Columbia Thermostat Fund℠ | Institutional 2 Class | SSR235-15_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Total Return Bond Fund, Institutional 3 Class	16.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	16.2%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	9.7%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	8.7%
Columbia Contrarian Core Fund, Institutional 3 Class	8.7%
Columbia Research Enhanced Core ETF	7.0%
Columbia Large Cap Index Fund, Institutional 3 Class	7.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.5%
Columbia Diversified Fixed Income Allocation ETF	6.5%

Asset Categories

Table Summary
Fixed Income Funds	58.4%
Equity Funds	27.9%
Exchange-Traded Equity Funds	7.0%
Exchange-Traded Fixed Income Funds	6.5%
Other	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund℠ | Institutional 2 Class | SSR235-15_(08/26) |

Columbia Thermostat Fund℠

Institutional 3 Class | CYYYX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$6	0.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,259,457,548
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	55%

Columbia Thermostat Fund℠ | Institutional 3 Class | SSR235-17_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Total Return Bond Fund, Institutional 3 Class	16.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	16.2%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	9.7%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	8.7%
Columbia Contrarian Core Fund, Institutional 3 Class	8.7%
Columbia Research Enhanced Core ETF	7.0%
Columbia Large Cap Index Fund, Institutional 3 Class	7.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.5%
Columbia Diversified Fixed Income Allocation ETF	6.5%

Asset Categories

Table Summary
Fixed Income Funds	58.4%
Equity Funds	27.9%
Exchange-Traded Equity Funds	7.0%
Exchange-Traded Fixed Income Funds	6.5%
Other	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund℠ | Institutional 3 Class | SSR235-17_(08/26) |

Columbia Thermostat Fund℠

Institutional Class | COTZX

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,259,457,548
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	55%

Columbia Thermostat Fund℠ | Institutional Class | SSR235-08_(08/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Total Return Bond Fund, Institutional 3 Class	16.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	16.2%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	9.7%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	8.7%
Columbia Contrarian Core Fund, Institutional 3 Class	8.7%
Columbia Research Enhanced Core ETF	7.0%
Columbia Large Cap Index Fund, Institutional 3 Class	7.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.5%
Columbia Diversified Fixed Income Allocation ETF	6.5%

Asset Categories

Table Summary
Fixed Income Funds	58.4%
Equity Funds	27.9%
Exchange-Traded Equity Funds	7.0%
Exchange-Traded Fixed Income Funds	6.5%
Other	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund℠ | Institutional Class | SSR235-08_(08/26) |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
Columbia Acorn® Fund
Columbia Acorn International®
Columbia Acorn International SelectSM
Columbia Thermostat FundSM
Columbia Acorn European FundSM

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Acorn Trust | 2026

Portfolio of Investments
Columbia Acorn® Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 93.0%
Issuer	Shares	Value ($)
Communication Services 1.0%
Entertainment 1.0%
Lionsgate Studios Corp.(a)	1,818,163	27,836,076
Total Communication Services		27,836,076
Consumer Discretionary 7.2%
Automobile Components 1.7%
Dorman Products, Inc.(a)	344,653	47,027,902
Hotels, Restaurants & Leisure 1.8%
Rush Street Interactive, Inc.(a)	1,629,677	48,466,594
Household Durables 3.7%
Cavco Industries, Inc.(a)	83,379	51,226,390
SharkNinja, Inc.(a)	345,042	52,539,545
Total		103,765,935
Total Consumer Discretionary		199,260,431
Consumer Staples 2.2%
Consumer Staples Distribution & Retail 1.0%
BJ’s Wholesale Club Holdings, Inc.(a)	337,304	29,419,655
Household Products 1.2%
WD-40 Co.	135,349	32,976,430
Total Consumer Staples		62,396,085
Energy 2.4%
Energy Equipment & Services 0.7%
Solaris Energy Infrastructure, Inc., Class A	238,656	19,202,262
Oil, Gas & Consumable Fuels 1.7%
Antero Resources Corp.(a)	355,938	12,507,661
Devon Energy Corp.	421,587	17,419,975
Diamondback Energy, Inc.	93,608	16,454,414
Total		46,382,050
Total Energy		65,584,312
Financials 7.0%
Banks 1.7%
Lakeland Financial Corp.	214,229	13,222,214
Western Alliance Bancorp	419,941	34,519,150
Total		47,741,364
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 4.2%
GCM Grosvenor, Inc., Class A(b)	4,498,825	55,335,547
Miami International Holdings, Inc.(a)	467,678	17,378,914
StoneX Group, Inc.(a)	381,223	45,174,926
Total		117,889,387
Insurance 1.1%
Skyward Specialty Insurance Group, Inc.(a)	505,539	29,498,201
Total Financials		195,128,952
Health Care 21.4%
Biotechnology 7.3%
Absci Corp.(a)	2,889,066	33,484,274
Annexon, Inc.(a)	975,637	5,570,887
BridgeBio Pharma, Inc.(a)	389,814	29,033,347
Insmed, Inc.(a)	367,976	39,233,601
Madrigal Pharmaceuticals, Inc.(a)	40,263	21,619,218
Neurocrine Biosciences, Inc.(a)	116,190	19,582,081
NewAmsterdam Pharma Co. NV(a)	363,308	12,312,508
Revolution Medicines, Inc.(a)	75,456	14,131,400
Rhythm Pharmaceuticals, Inc.(a)	124,824	13,859,209
Viking Therapeutics, Inc.(a)	371,919	14,508,560
Total		203,335,085
Health Care Equipment & Supplies 3.2%
Glaukos Corp.(a)	283,735	39,654,803
iRhythm Holdings, Inc.(a)	169,788	20,196,283
Lantheus Holdings, Inc.(a)	259,687	28,809,676
Total		88,660,762
Health Care Providers & Services 6.9%
Alignment Healthcare, Inc.(a)	1,618,094	38,526,818
BillionToOne, Inc., Class A(a)	137,395	16,484,652
BrightSpring Health Services, Inc.(a)	501,334	34,963,033
Encompass Health Corp.	249,194	25,188,530
Guardant Health, Inc.(a)	330,769	49,625,273
Pennant Group, Inc. (The)(a)	699,307	25,839,394
Total		190,627,700
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Portfolio of Investments  (continued)
Columbia Acorn® Fund, June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 3.0%
DNA Script(a),(c),(d),(e)	1,139	125,652
Fortrea Holdings, Inc.(a)	1,291,989	22,480,609
Medpace Holdings, Inc.(a)	26,078	13,810,648
Personalis, Inc.(a)	1,277,628	17,120,215
Repligen Corp.(a)	211,738	28,889,533
Total		82,426,657
Pharmaceuticals 1.0%
Axsome Therapeutics, Inc.(a)	44,662	10,931,917
Definium Therapeutics, Inc.(a)	366,447	17,237,667
Total		28,169,584
Total Health Care		593,219,788
Industrials 27.4%
Aerospace & Defense 9.1%
Aerovironment, Inc.(a)	126,719	20,917,505
Astronics Corp.(a)	340,163	27,641,645
Astronics Corp., Class B(a)	68,033	5,170,818
Axon Enterprise, Inc.(a)	67,678	37,940,964
Curtiss-Wright Corp.	60,822	46,088,479
FTAI Aviation Ltd.	142,607	38,579,472
Karman Holdings, Inc.(a)	346,022	17,273,418
VSE Corp.	252,570	57,712,245
Total		251,324,546
Building Products 1.3%
Modine Manufacturing Co.(a)	139,827	37,336,606
Commercial Services & Supplies 0.7%
Healthcare Services Group, Inc.(a)	784,900	19,277,144
Construction & Engineering 3.0%
MasTec, Inc.(a)	104,388	43,431,671
Sterling Infrastructure, Inc.(a)	46,476	39,010,096
Total		82,441,767
Electrical Equipment 2.7%
Bloom Energy Corp., Class A(a)	80,522	24,374,009
Generac Holdings, Inc.(a)	49,744	14,565,541
Nextpower, Inc., Class A(a)	291,824	34,767,911
Total		73,707,461
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.3%
Knight-Swift Transportation Holdings, Inc.	483,305	37,634,960
Machinery 5.8%
Esab Corp.	344,659	33,993,717
ESCO Technologies, Inc.	98,592	34,511,144
SPX Technologies, Inc.(a)	314,287	77,053,744
Standex International Corp.	39,866	14,258,872
Total		159,817,477
Professional Services 1.7%
Parsons Corp.(a)	267,532	14,016,001
Planet Labs PBC(a)	538,622	17,844,547
Willdan Group, Inc.(a)	206,119	16,304,013
Total		48,164,561
Trading Companies & Distributors 1.8%
Applied Industrial Technologies, Inc.	84,867	28,697,776
McGrath Rentcorp	169,486	20,512,891
Total		49,210,667
Total Industrials		758,915,189
Information Technology 23.9%
Communications Equipment 4.2%
Extreme Networks, Inc.(a)	689,165	22,308,271
InterDigital, Inc.	165,266	46,791,763
Viavi Solutions, Inc.(a)	1,001,098	47,802,429
Total		116,902,463
Electronic Equipment, Instruments & Components 4.0%
Advanced Energy Industries, Inc.	95,376	35,562,849
Celestica, Inc.(a)	96,512	35,207,578
Coherent Corp.(a)	62,467	24,641,358
Vishay Precision Group, Inc.(a)	106,573	15,976,358
Total		111,388,143
IT Services 2.8%
Applied Digital Corp.(a)	639,336	23,847,232
DigitalOcean Holdings, Inc.(a)	318,665	50,039,965
Quantinuum, Inc., Class A(a)	20,612	1,684,825
Total		75,572,022
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Portfolio of Investments  (continued)
Columbia Acorn® Fund, June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 9.0%
Cerebras Systems, Inc., Class A(a)	82,057	18,134,597
Cohu, Inc.(a)	317,920	23,497,467
Credo Technology Group Holding Ltd.(a)	134,216	36,500,041
Kioxia Holdings Corp., ADR(a)	285,603	16,891,989
Lattice Semiconductor Corp.(a)	269,063	41,155,877
Semtech Corp.(a)	248,596	40,235,263
Silicon Motion Technology Corp., ADR	70,388	23,462,432
SiTime Corp.(a)	60,064	44,781,316
Wolfspeed, Inc.(a)	108,973	5,257,947
Total		249,916,929
Software 3.9%
Dynatrace, Inc.(a)	695,469	30,538,044
Hut 8 Corp.(a)	240,717	27,789,574
Terawulf, Inc.(a)	625,215	15,442,811
Zeta Global Holdings Corp., Class A(a)	1,036,861	20,405,424
Zscaler, Inc.(a)	99,626	14,062,210
Total		108,238,063
Total Information Technology		662,017,620
Utilities 0.5%
Independent Power and Renewable Electricity Producers 0.5%
Fervo Energy Co., Class A(a)	444,946	13,005,772
Total Utilities		13,005,772
Total Common Stocks (Cost $1,819,460,016)		2,577,364,225

Exchange-Traded Equity Funds 1.4%
	Shares	Value ($)
Sector 1.4%
State Street SPDR S&P Biotech ETF	247,027	39,092,023
Total Exchange-Traded Equity Funds (Cost $24,721,219)		39,092,023

Money Market Funds 5.6%

Columbia Short-Term Cash Fund, 3.767%(b),(f)	153,766,923	153,674,664
Total Money Market Funds (Cost $153,687,418)		153,674,664
Total Investments in Securities (Cost: $1,997,868,653)		2,770,130,912
Other Assets & Liabilities, Net		940,459
Net Assets		2,771,071,371
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	15,279,105	484,085,157	(345,672,981)	(16,617)	153,674,664	(4,339)	586,516	153,766,923
GCM Grosvenor, Inc., Class A
	50,133,450	744,280	—	4,457,817	55,335,547	—	1,071,309	4,498,825
Total	65,412,555			4,441,200	209,010,211	(4,339)	1,657,825

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Portfolio of Investments  (continued)
Columbia Acorn® Fund, June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2026, the total value of these securities amounted to $125,652, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At June 30, 2026, the total market value of these securities amounted to $125,652, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	1,139	993,179	125,652

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Portfolio of Investments  (continued)
Columbia Acorn® Fund, June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	27,836,076	—	—	27,836,076
Consumer Discretionary	199,260,431	—	—	199,260,431
Consumer Staples	62,396,085	—	—	62,396,085
Energy	65,584,312	—	—	65,584,312
Financials	195,128,952	—	—	195,128,952
Health Care	593,094,136	—	125,652	593,219,788
Industrials	753,744,371	5,170,818	—	758,915,189
Information Technology	645,125,631	16,891,989	—	662,017,620
Utilities	13,005,772	—	—	13,005,772
Total Common Stocks	2,555,175,766	22,062,807	125,652	2,577,364,225
Exchange-Traded Equity Funds	39,092,023	—	—	39,092,023
Money Market Funds	153,674,664	—	—	153,674,664
Total Investments in Securities	2,747,942,453	22,062,807	125,652	2,770,130,912
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Portfolio of Investments
Columbia Acorn International®, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Australia 2.0%
ALS Ltd.	763,610	12,121,012
CAR Group Ltd.	245,518	4,382,758
Total		16,503,770
Canada 2.4%
CCL Industries, Inc., Class B	64,213	4,186,692
Finning International, Inc.	213,125	15,054,372
Total		19,241,064
Denmark 1.1%
FLSmidth & Co. A/S	116,011	8,501,725
Finland 1.9%
Konecranes OYJ	307,904	9,465,357
Valmet OYJ	228,213	5,512,750
Total		14,978,107
France 4.2%
Gaztransport Et Technigaz SA	83,473	17,689,918
Lisi SA	138,447	10,401,475
Virbac SA(a)	13,867	5,267,221
Total		33,358,614
Germany 3.4%
flatexDEGIRO AG	340,968	14,639,878
Nemetschek SE	56,847	3,460,912
Renk Group AG	187,745	9,062,751
Total		27,163,541
Greece 2.0%
National Bank of Greece SA	914,195	15,794,129
Ireland 2.7%
Bank of Ireland Group PLC	1,089,587	21,707,808
Italy 4.7%
Carel Industries SpA	241,694	8,768,066
Prysmian SpA	172,616	29,058,732
Total		37,826,798
Ivory Coast 1.5%
Endeavour Mining PLC	246,358	12,066,871
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 43.9%
Anritsu Corp.	569,100	15,657,340
Asics Corp.	566,200	15,399,910
BayCurrent, Inc.	240,100	8,961,106
Capcom Co., Ltd.	714,600	13,145,335
Disco Corp.	31,400	16,335,344
DMG Mori Co., Ltd.	718,300	15,590,119
Gunma Bank Ltd. (The)	748,400	10,878,559
Kokusai Electric Corp.	202,100	13,889,357
Konami Holdings Corp.	94,100	10,308,369
Kraftia Corp.	308,900	17,850,185
Kyoritsu Maintenance Co., Ltd.	607,100	11,373,769
MatsukiyoCocokara & Co.	538,300	7,950,598
Modec, Inc.	103,100	5,922,609
Nippon Sanso Holdings Corp.	432,900	16,057,996
Nissin Foods Holdings Co., Ltd.	629,100	10,770,689
Niterra Co., Ltd.	311,700	20,713,339
Nomura Real Estate Holdings, Inc.	2,734,500	15,758,717
Omron Corp.	430,600	15,561,883
Open House Co., Ltd.	175,800	9,179,878
Recruit Holdings Co., Ltd.	200,200	13,929,710
Renesas Electronics Corp.	618,100	19,080,037
Sekisui Chemical Co., Ltd.	720,000	11,545,523
Shimadzu Corp.	401,700	10,245,163
Simplex Holdings, Inc.	2,400,400	13,894,569
Suntory Beverage & Food Ltd.	463,600	12,918,774
SWCC Corp.	52,900	4,493,229
Taisei Corp.	162,900	14,420,304
Total		351,832,411
Jersey 1.5%
Yellow Cake PLC(a)	1,722,108	12,042,881
Netherlands 2.6%
BE Semiconductor Industries NV	63,003	20,806,880
New Zealand 2.3%
Fisher & Paykel Healthcare Corp., Ltd.	819,257	18,199,337
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Portfolio of Investments  (continued)
Columbia Acorn International®, June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.6%
AddTech AB, B Shares	315,479	11,148,917
Hexagon AB, Class B	1,133,858	9,380,805
Total		20,529,722
Switzerland 6.9%
Belimo Holding AG, Registered Shares	8,602	9,671,897
Inficon Holding AG, Registered Shares	60,601	13,688,704
Kardex Holding AG	24,629	6,898,470
SGS SA, Registered Shares	72,936	8,457,874
VAT Group AG	19,160	16,801,801
Total		55,518,746
United Kingdom 8.7%
Babcock International Group PLC	933,812	11,802,360
Baltic Classifieds Group PLC	2,200,698	5,489,803
ConvaTec Group PLC	3,632,530	10,359,258
Halma PLC	373,443	19,519,262
ICG PLC	399,770	8,960,121
Rightmove PLC	754,204	4,387,360
Common Stocks (continued)
Issuer	Shares	Value ($)
Safestore Holdings PLC	1,099,285	8,919,888
Total		69,438,052
United States 3.7%
CRH PLC	138,047	14,771,029
Octave Intelligence PLC(a)	113,386	1,848,188
Sunbelt Rentals Holdings, Inc.	182,568	13,318,041
Total		29,937,258
Total Common Stocks (Cost $592,471,466)		785,447,714

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(b),(c)	15,001,863	14,992,862
Total Money Market Funds (Cost $14,995,770)		14,992,862
Total Investments in Securities (Cost $607,467,236)		800,440,576
Other Assets & Liabilities, Net		(18,671)
Net Assets		$800,421,905
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	4,175,673	118,262,753	(107,442,480)	(3,084)	14,992,862	(460)	151,507	15,001,863
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Portfolio of Investments  (continued)
Columbia Acorn International®, June 30, 2026 (Unaudited)
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	16,503,770	—	16,503,770
Canada	19,241,064	—	—	19,241,064
Denmark	—	8,501,725	—	8,501,725
Finland	—	14,978,107	—	14,978,107
France	—	33,358,614	—	33,358,614
Germany	—	27,163,541	—	27,163,541
Greece	—	15,794,129	—	15,794,129
Ireland	—	21,707,808	—	21,707,808
Italy	8,768,066	29,058,732	—	37,826,798
Ivory Coast	—	12,066,871	—	12,066,871
Japan	7,950,598	343,881,813	—	351,832,411
Jersey	—	12,042,881	—	12,042,881
Netherlands	—	20,806,880	—	20,806,880
New Zealand	—	18,199,337	—	18,199,337
Sweden	—	20,529,722	—	20,529,722
Switzerland	—	55,518,746	—	55,518,746
United Kingdom	—	69,438,052	—	69,438,052
United States	16,619,217	13,318,041	—	29,937,258
Total Common Stocks	52,578,945	732,868,769	—	785,447,714
Money Market Funds	14,992,862	—	—	14,992,862
Total Investments in Securities	67,571,807	732,868,769	—	800,440,576
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Portfolio of Investments
Columbia Acorn International SelectSM, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.1%
Issuer	Shares	Value ($)
Australia 1.2%
ALS Ltd.	157,176	2,494,902
Belgium 1.4%
Anheuser-Busch InBev SA/NV	32,826	2,712,406
Canada 1.7%
Alimentation Couche-Tard, Inc.	32,122	2,047,473
Shopify, Inc., Class A(a)	11,561	1,322,678
Total		3,370,151
Denmark 3.6%
FLSmidth & Co. A/S	38,730	2,838,281
Novo Nordisk A/S, Class B	92,938	4,463,529
Total		7,301,810
Finland 0.6%
Konecranes OYJ	41,950	1,289,596
France 14.6%
Airbus Group SE	33,961	7,556,045
Cie de Saint-Gobain SA	39,705	3,600,544
EssilorLuxottica SA	15,082	2,831,973
LVMH Moet Hennessy Louis Vuitton SE	6,860	3,793,994
Publicis Groupe SA	26,316	2,600,623
Schneider Electric SE	20,193	6,607,670
TotalEnergies SE	32,861	2,540,994
Total		29,531,843
Germany 4.7%
Adidas AG	15,472	3,175,312
Deutsche Telekom AG, Registered Shares	123,264	3,360,706
Nemetschek SE	14,668	893,005
Renk Group AG	41,899	2,022,532
Total		9,451,555
Ireland 2.3%
Bank of Ireland Group PLC	236,857	4,718,895
Italy 1.7%
Prysmian SpA	20,590	3,466,187
Ivory Coast 1.4%
Endeavour Mining PLC	59,373	2,908,151
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 28.0%
Asics Corp.	101,200	2,752,509
BayCurrent, Inc.	37,400	1,395,857
Capcom Co., Ltd.	212,900	3,916,376
Coca-Cola Bottlers Japan Holdings, Inc.	59,500	1,570,463
Disco Corp.	9,300	4,838,175
Gunma Bank Ltd. (The)	168,500	2,449,275
Kokusai Electric Corp.	60,400	4,151,000
MatsukiyoCocokara & Co.	129,100	1,906,785
Niterra Co., Ltd.	47,700	3,169,799
Nomura Real Estate Holdings, Inc.	322,000	1,855,662
Omron Corp.	98,800	3,570,632
Recruit Holdings Co., Ltd.	80,400	5,594,149
Sekisui Chemical Co., Ltd.	212,000	3,399,515
Shimadzu Corp.	106,600	2,718,781
Suntory Beverage & Food Ltd.	98,100	2,733,675
Taisei Corp.	26,200	2,319,288
Tokyo Electron Ltd.	16,600	8,048,579
Total		56,390,520
Netherlands 6.6%
ASML Holding NV	6,671	13,209,754
New Zealand 1.0%
Fisher & Paykel Healthcare Corp., Ltd.	89,689	1,992,391
Spain 2.6%
Industria de Diseno Textil SA	83,602	5,269,629
Switzerland 8.9%
Belimo Holding AG, Registered Shares	2,258	2,538,845
Cie Financiere Richemont SA, Class A, Registered Shares	7,593	1,752,680
Lonza Group AG, Registered Shares	6,512	4,393,025
Nestlé SA, Registered Shares	36,109	3,703,525
SGS SA, Registered Shares	17,926	2,078,752
VAT Group AG	3,930	3,446,298
Total		17,913,125
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Portfolio of Investments  (continued)
Columbia Acorn International SelectSM, June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 12.3%
3i Group PLC	61,847	2,033,771
Babcock International Group PLC	195,921	2,476,227
ConvaTec Group PLC	789,777	2,252,288
Halma PLC	44,904	2,347,059
ICG PLC	104,163	2,334,625
London Stock Exchange Group PLC	17,675	1,910,943
Reckitt Benckiser Group PLC	42,587	2,773,844
Rightmove PLC	190,972	1,110,923
Rio Tinto PLC	23,486	2,221,889
Standard Chartered PLC	194,338	5,255,400
Total		24,716,969
United States 4.5%
CRH PLC	31,618	3,383,126
GSK PLC	70,565	1,852,536
Sunbelt Rentals Holdings, Inc.	52,488	3,828,915
Total		9,064,577
Total Common Stocks (Cost $152,688,384)		195,802,461

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(b),(c)	6,371,062	6,367,240
Total Money Market Funds (Cost $6,368,048)		6,367,240
Total Investments in Securities (Cost $159,056,432)		202,169,701
Other Assets & Liabilities, Net		(461,292)
Net Assets		$201,708,409
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	2,432,784	29,374,292	(25,438,998)	(838)	6,367,240	132	72,768	6,371,062
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Portfolio of Investments  (continued)
Columbia Acorn International SelectSM, June 30, 2026 (Unaudited)
Fair value measurements   (continued)
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	2,494,902	—	2,494,902
Belgium	—	2,712,406	—	2,712,406
Canada	3,370,151	—	—	3,370,151
Denmark	—	7,301,810	—	7,301,810
Finland	—	1,289,596	—	1,289,596
France	—	29,531,843	—	29,531,843
Germany	—	9,451,555	—	9,451,555
Ireland	—	4,718,895	—	4,718,895
Italy	—	3,466,187	—	3,466,187
Ivory Coast	—	2,908,151	—	2,908,151
Japan	1,906,785	54,483,735	—	56,390,520
Netherlands	—	13,209,754	—	13,209,754
New Zealand	—	1,992,391	—	1,992,391
Spain	—	5,269,629	—	5,269,629
Switzerland	—	17,913,125	—	17,913,125
United Kingdom	—	24,716,969	—	24,716,969
United States	3,383,126	5,681,451	—	9,064,577
Total Common Stocks	8,660,062	187,142,399	—	195,802,461
Money Market Funds	6,367,240	—	—	6,367,240
Total Investments in Securities	15,027,302	187,142,399	—	202,169,701
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Portfolio of Investments
Columbia Thermostat FundSM, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 27.9%
	Shares	Value ($)
U.S. Large Cap 27.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,518,296	109,445,169
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	494,840	43,748,785
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	3,805,589	110,019,583
Columbia Large Cap Index Fund, Institutional 3 Class(a)	1,594,795	87,809,395
Total		351,022,932
Total Equity Funds (Cost $302,129,348)		351,022,932

Exchange-Traded Equity Funds 7.0%

U.S. Large Cap 7.0%
Columbia Research Enhanced Core ETF(a)	2,030,352	87,873,634
Total Exchange-Traded Equity Funds (Cost $70,831,572)		87,873,634

Exchange-Traded Fixed Income Funds 6.5%

Multisector 6.5%
Columbia Diversified Fixed Income Allocation ETF(a)	4,486,988	81,528,572
Total Exchange-Traded Fixed Income Funds (Cost $81,412,953)		81,528,572

Fixed Income Funds 58.4%
	Shares	Value ($)
High Yield 6.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	7,393,964	81,851,178
Investment Grade 51.9%
Columbia Quality Income Fund, Institutional 3 Class(a)	6,823,844	122,624,481
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	22,372,946	204,488,724
Columbia Total Return Bond Fund, Institutional 3 Class(a)	6,695,122	204,669,894
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	12,410,189	122,736,766
Total		654,519,865
Total Fixed Income Funds (Cost $720,812,021)		736,371,043

Money Market Funds 0.3%

Columbia Short-Term Cash Fund, 3.767%(a),(c)	3,463,347	3,461,269
Total Money Market Funds (Cost $3,461,615)		3,461,269
Total Investments in Securities (Cost: $1,178,647,509)		1,260,257,450
Other Assets & Liabilities, Net		(799,902)
Net Assets		1,259,457,548
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	97,651,520	82,770,499	(72,403,668)	1,426,818	109,445,169	—	7,684,738	—	2,518,296
Columbia Cornerstone Growth Fund, Institutional 3 Class
	39,255,313	34,890,526	(30,303,943)	(93,111)	43,748,785	—	3,209,778	—	494,840
Columbia Diversified Fixed Income Allocation ETF
	89,709,310	28,787,771	(36,200,283)	(768,226)	81,528,572	—	(517,337)	2,038,554	4,486,988
Columbia High Yield Bond Fund, Institutional 3 Class
	90,648,928	30,225,884	(38,250,795)	(772,839)	81,851,178	—	(364,941)	2,802,913	7,393,964
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Portfolio of Investments  (continued)
Columbia Thermostat FundSM, June 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	97,597,120	89,284,137	(72,378,962)	(4,482,712)	110,019,583	6,112,531	6,278,322	128,842	3,805,589
Columbia Large Cap Index Fund, Institutional 3 Class
	77,979,626	69,803,227	(60,920,947)	947,489	87,809,395	3,255,595	3,728,549	134,225	1,594,795
Columbia Quality Income Fund, Institutional 3 Class
	134,926,489	46,353,188	(56,582,408)	(2,072,788)	122,624,481	—	(319,982)	2,795,136	6,823,844
Columbia Research Enhanced Core ETF
	77,584,688	65,048,888	(53,915,837)	(844,105)	87,873,634	—	6,161,435	—	2,030,352
Columbia Select Corporate Income Fund, Institutional 3 Class
	180,248,809	113,242,858	(88,258,180)	(744,763)	204,488,724	—	(1,850,907)	4,673,188	22,372,946
Columbia Short-Term Cash Fund, 3.767%
	6,220,261	61,468,661	(64,226,992)	(661)	3,461,269	—	(1,617)	91,314	3,463,347
Columbia Total Return Bond Fund, Institutional 3 Class
	225,428,660	77,244,379	(95,481,097)	(2,522,048)	204,669,894	—	(531,366)	5,498,953	6,695,122
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	179,934,702	61,909,797	(116,681,516)	(2,426,217)	122,736,766	—	(305,915)	3,094,528	12,410,189
Total	1,297,185,426			(12,353,163)	1,260,257,450	9,368,126	23,170,757	21,257,653

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2026.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Portfolio of Investments  (continued)
Columbia Thermostat FundSM, June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	351,022,932	—	—	351,022,932
Exchange-Traded Equity Funds	87,873,634	—	—	87,873,634
Exchange-Traded Fixed Income Funds	81,528,572	—	—	81,528,572
Fixed Income Funds	736,371,043	—	—	736,371,043
Money Market Funds	3,461,269	—	—	3,461,269
Total Investments in Securities	1,260,257,450	—	—	1,260,257,450
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Portfolio of Investments
Columbia Acorn European FundSM, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Austria 3.7%
Andritz AG	3,077	265,965
BAWAG Group AG	1,020	204,494
DO & CO AG	2,507	621,981
Wienerberger AG	6,634	171,414
Total		1,263,854
Belgium 1.9%
Cenergy Holdings SA	7,729	203,652
Melexis NV	2,105	188,481
Warehouses De Pauw CVA	9,994	252,093
Total		644,226
Denmark 3.3%
FLSmidth & Co. A/S	4,601	337,179
NKT A/S(a)	3,666	548,594
Per Aarsleff Holding A/S	1,994	225,349
Total		1,111,122
Finland 2.3%
Cargotec OYJ, Class B	8,154	516,845
Konecranes OYJ	8,213	252,478
Total		769,323
France 16.1%
Elis SA	33,229	1,029,338
Exosens SAS	3,194	208,618
Gaztransport Et Technigaz SA	723	153,221
Lisi SA	10,094	758,359
Nexans SA	4,705	783,114
SCOR SE	15,331	556,056
SPIE SA	13,632	784,821
Technip Energies NV	16,314	616,692
Vallourec SACA(a)	7,731	180,622
Virbac SA(a)	1,022	388,195
Total		5,459,036
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 9.0%
AlzChem Group AG	1,271	252,287
Bilfinger SE	2,592	238,266
DEUTZ AG	22,456	224,854
Elmos Semiconductor SE	807	167,184
flatexDEGIRO AG	18,103	777,275
Friedrich Vorwerk Group SE	1,775	136,855
JOST Werke AG	2,857	170,132
Nordex SE(a)	4,868	256,838
Renk Group AG	4,449	214,760
SUSS MicroTec SE	3,526	376,653
Vincorion SE(a)	11,893	228,231
Total		3,043,335
Greece 3.5%
Alpha Bank SA	101,918	461,318
Piraeus Bank SA(a)	49,151	511,606
Public Power Corp. SA	8,553	225,015
Total		1,197,939
Ireland 7.7%
Cairn Homes PLC	202,746	572,320
Glanbia PLC	31,425	878,817
Irish Continental Group PLC	52,911	376,037
Uniphar PLC	152,433	775,341
Total		2,602,515
Italy 7.2%
Buzzi SpA	4,630	237,160
Carel Industries SpA	4,956	179,792
De’ Longhi SpA	6,610	280,776
Hera	142,568	594,660
Intercos SpA	13,601	201,405
LU-Ve SpA	2,546	193,574
Reply SpA	1,665	174,428
Saipem SpA	46,473	233,643
Sanlorenzo SpA	4,154	170,259
Sol Spa	2,724	181,144
Total		2,446,841
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Luxembourg 1.0%
Tonies SE, Class A(a)	23,287	336,318
Netherlands 2.4%
CTP NV(b)	18,208	332,299
Van Lanschot Kempen NV	6,131	466,105
Total		798,404
Norway 2.8%
SalMar ASA	5,768	269,951
Storebrand ASA	37,064	696,118
Total		966,069
Spain 1.7%
Befesa SA	4,363	148,741
Merlin Properties Socimi SA	13,089	229,662
Viscofan SA	2,781	185,583
Total		563,986
Sweden 2.3%
Nordnet AB	10,549	401,219
SSAB AB, Class B	39,261	363,055
Total		764,274
Switzerland 3.6%
Cicor Technologies Ltd.(a)	673	101,983
Comet Holding AG, Registered Shares	802	406,781
Huber + Suhner AG, Registered Shares	778	215,813
Kardex Holding AG	863	241,722
R&S Group Holding AG(a)	7,560	255,730
Total		1,222,029
Turkey 0.7%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S	37,331	221,788
United Kingdom 30.1%
Ashmore Group PLC	66,595	177,824
Auction Technology Group PLC(a)	32,005	174,227
Avon Technologies PLC	7,990	181,867
Babcock International Group PLC	22,232	280,988
Bridgepoint Group Ltd., Registered Shares(b)	60,020	208,926
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital & Counties Properties PLC	219,387	401,879
Chemring Group PLC	64,391	437,568
Clarkson PLC	2,654	146,660
Cohort PLC	15,174	247,829
Computacenter PLC	3,268	185,271
ConvaTec Group PLC	94,184	268,594
Croda International PLC	7,296	292,612
CVS Group PLC	43,212	671,807
discoverIE Group PLC	27,027	242,346
Hiscox Ltd.	14,736	361,076
ICG PLC	8,069	180,852
IG Group Holdings PLC	26,551	640,274
IMI PLC	8,978	353,682
Keller Group PLC	8,435	296,946
LondonMetric Property PLC	231,670	578,256
Moonpig Group PLC	180,050	571,753
Quilter PLC(b)	334,348	852,709
Rightmove PLC	49,869	290,098
Rotork PLC	75,890	297,411
Safestore Holdings PLC	62,436	506,622
Shawbrook Group PLC(a),(b)	89,059	384,521
SigmaRoc PLC(a)	255,547	433,675
Subsea 7 SA	6,926	236,499
WPP PLC	97,136	301,300
Total		10,204,072
Total Common Stocks (Cost $28,347,354)		33,615,131

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(c),(d)	72,756	72,713
Total Money Market Funds (Cost $72,719)		72,713
Total Investments in Securities (Cost $28,420,073)		33,687,844
Other Assets & Liabilities, Net		177,119
Net Assets		$33,864,963
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, June 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $1,778,455, which represents 5.25% of total net assets.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	326,154	6,464,555	(6,717,989)	(7)	72,713	(41)	4,574	72,756
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, June 30, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Austria	—	1,263,854	—	1,263,854
Belgium	—	644,226	—	644,226
Denmark	—	1,111,122	—	1,111,122
Finland	—	769,323	—	769,323
France	—	5,459,036	—	5,459,036
Germany	—	3,043,335	—	3,043,335
Greece	—	1,197,939	—	1,197,939
Ireland	376,037	2,226,478	—	2,602,515
Italy	562,341	1,884,500	—	2,446,841
Luxembourg	—	336,318	—	336,318
Netherlands	—	798,404	—	798,404
Norway	—	966,069	—	966,069
Spain	—	563,986	—	563,986
Sweden	—	764,274	—	764,274
Switzerland	—	1,222,029	—	1,222,029
Turkey	—	221,788	—	221,788
United Kingdom	3,462,243	6,741,829	—	10,204,072
Total Common Stocks	4,400,621	29,214,510	—	33,615,131
Money Market Funds	72,713	—	—	72,713
Total Investments in Securities	4,473,334	29,214,510	—	33,687,844
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,804,436,836, $592,471,466, $152,688,384, respectively)	$2,561,120,701	$785,447,714	$195,802,461
Affiliated issuers (cost $193,431,817, $14,995,770, $6,368,048, respectively)	209,010,211	14,992,862	6,367,240
Foreign currency (cost $20, $3,918, $198, respectively)	20	3,862	197
Receivable for:
Investments sold	4,274,598	—	—
Capital shares sold	287,132	34,626	1,672
Dividends	176,208	1,062,594	268,520
Foreign tax reclaims	—	2,156,923	726,211
Expense reimbursement due from Investment Manager	—	36,875	36,918
Deferred compensation of board members	182	—	—
Other assets	—	1,943	—
Total assets	2,774,869,052	803,737,399	203,203,219
Liabilities
Payable for:
Capital shares redeemed	1,041,708	693,291	56,602
Management services fees	53,670	19,103	4,798
Distribution and/or service fees	3,754	775	795
Transfer agent fees	202,599	52,739	18,976
Compensation of chief compliance officer	194	68	16
IRS Closing Agreement for European Union tax reclaim	—	1,434,909	1,323,601
Compensation of board members	4,682	2,495	1,667
Other expenses	68,292	31,430	21,755
Deferred compensation of board members	2,422,782	1,080,684	66,600
Total liabilities	3,797,681	3,315,494	1,494,810
Net assets applicable to outstanding capital stock	$2,771,071,371	$800,421,905	$201,708,409
Represented by
Paid in capital	1,866,940,514	614,798,732	153,769,191
Total distributable earnings (loss)	904,130,857	185,623,173	47,939,218
Total - representing net assets applicable to outstanding capital stock	$2,771,071,371	$800,421,905	$201,708,409
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Statement of Assets and Liabilities (continued)
June 30, 2026 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Class A
Net assets	$535,819,556	$112,911,041	$116,270,746
Shares outstanding	49,953,357	4,723,510	3,832,159
Net asset value per share	$10.73	$23.90	$30.34
Maximum sales charge	5.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.38	$25.36	$32.19
Class C
Net assets	$4,836,964	$—	$—
Shares outstanding	329,984	—	—
Net asset value per share	$14.66	$—	$—
Institutional Class
Net assets	$1,844,124,902	$517,965,061	$59,935,988
Shares outstanding	116,576,777	21,498,363	1,930,814
Net asset value per share	$15.82	$24.09	$31.04
Institutional 2 Class
Net assets	$26,865,699	$12,808,936	$3,278,586
Shares outstanding	1,536,235	531,864	104,323
Net asset value per share	$17.49	$24.08	$31.43
Institutional 3 Class
Net assets	$22,801,801	$62,561,089	$9,586,388
Shares outstanding	1,279,501	2,539,500	305,042
Net asset value per share	$17.82	$24.64	$31.43
Class S
Net assets	$336,622,449	$94,175,778	$12,636,701
Shares outstanding	21,277,542	3,908,450	407,069
Net asset value per share	$15.82	$24.10	$31.04
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Statement of Assets and Liabilities (continued)
June 30, 2026 (Unaudited)

	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Assets
Investments in securities, at value
Unaffiliated issuers (cost $—, $28,347,354, respectively)	$—	$33,615,131
Affiliated issuers (cost $1,178,647,509, $72,719, respectively)	1,260,257,450	72,713
Cash	—	30
Foreign currency (cost $—, $7,554, respectively)	—	7,584
Receivable for:
Investments sold	—	104,903
Capital shares sold	146,694	16
Dividends	2,941,658	48,742
Foreign tax reclaims	—	166,744
Expense reimbursement due from Investment Manager	—	567
Other assets	—	14,083
Total assets	1,263,345,802	34,030,513
Liabilities
Due to custodian	159	—
Payable for:
Investments purchased	2,929,238	5,869
Capital shares redeemed	625,257	106,747
Management services fees	3,452	901
Distribution and/or service fees	4,741	152
Transfer agent fees	113,426	3,649
Compensation of chief compliance officer	100	3
Accounting services fees	4,097	14,125
Custodian fees	1,369	15,933
Compensation of board members	3,131	1,449
Other expenses	39,806	2,444
Deferred compensation of board members	163,478	14,278
Total liabilities	3,888,254	165,550
Net assets applicable to outstanding capital stock	$1,259,457,548	$33,864,963
Represented by
Paid in capital	1,195,297,406	27,788,564
Total distributable earnings (loss)	64,160,142	6,076,399
Total - representing net assets applicable to outstanding capital stock	$1,259,457,548	$33,864,963
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Statement of Assets and Liabilities (continued)
June 30, 2026 (Unaudited)
	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Class A
Net assets	$378,533,216	$22,174,549
Shares outstanding	20,368,027	879,120
Net asset value per share	$18.58	$25.22
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$19.71	$26.76
Class C
Net assets	$78,247,360	$—
Shares outstanding	4,196,669	—
Net asset value per share	$18.65	$—
Institutional Class
Net assets	$686,773,973	$11,690,414
Shares outstanding	37,694,138	458,235
Net asset value per share	$18.22	$25.51
Institutional 2 Class
Net assets	$90,350,926	$—
Shares outstanding	4,908,918	—
Net asset value per share	$18.41	$—
Institutional 3 Class
Net assets	$12,500,170	$—
Shares outstanding	680,545	—
Net asset value per share	$18.37	$—
Class S
Net assets	$13,051,903	$—
Shares outstanding	716,345	—
Net asset value per share	$18.22	$—
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Statement of Operations
Six Months Ended June 30, 2026 (Unaudited)

	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Net investment income
Income:
Dividends — unaffiliated issuers	$4,028,777	$9,635,106	$2,801,126
Dividends — affiliated issuers	1,657,825	151,507	72,768
European Union tax reclaim	—	256,188	94,033
Foreign taxes withheld	(3,718)	(1,044,422)	(249,261)
Total income	5,682,884	8,998,379	2,718,666
Expenses:
Management services fees	8,934,099	3,497,900	855,155
Distribution and/or service fees
Class A	601,547	142,637	142,162
Class C	24,148	—	—
Transfer agent fees
Class A	204,163	62,051	105,060
Class C	2,050	—	—
Institutional Class	697,254	281,590	53,551
Institutional 2 Class	6,531	3,862	886
Institutional 3 Class	506	1,319	187
Class S	128,721	51,572	11,384
Custodian fees	8,544	37,687	10,125
Printing and postage fees	40,015	30,247	20,181
Registration fees	52,625	44,557	40,984
Accounting services fees	14,074	18,945	19,046
Legal fees	23,320	12,557	8,571
Line of credit interest	—	1,107	—
Compensation of chief compliance officer	190	61	15
Compensation of board members	17,485	9,321	6,278
Deferred compensation of board members	8,492	20	(8,726)
Other	20,095	86,001	61,624
Total expenses	10,783,859	4,281,434	1,326,483
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(65,712)	(362,336)	(364,516)
Total net expenses	10,718,147	3,919,098	961,967
Net investment income (loss)	(5,035,263)	5,079,281	1,756,699
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	155,952,052	74,058,599	7,910,394
Investments — affiliated issuers	(4,339)	(460)	132
Foreign currency translations	—	113,533	(10,005)
Net realized gain	155,947,713	74,171,672	7,900,521
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	348,510,776	(27,089,400)	3,477,434
Investments — affiliated issuers	4,441,200	(3,084)	(838)
Foreign currency translations	(1)	(98,043)	(19,391)
Net change in unrealized appreciation (depreciation)	352,951,975	(27,190,527)	3,457,205
Net realized and unrealized gain	508,899,688	46,981,145	11,357,726
Net increase in net assets resulting from operations	$503,864,425	$52,060,426	$13,114,425
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Statement of Operations (continued)
Six Months Ended June 30, 2026 (Unaudited)

	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$621,258
Dividends — affiliated issuers	21,257,653	4,574
Interest	—	8,380
Foreign taxes withheld	—	(59,026)
Total income	21,257,653	575,186
Expenses:
Management services fees	636,192	173,219
Distribution and/or service fees
Class A	474,399	29,112
Class C	398,032	—
Transfer agent fees
Class A	174,172	14,200
Class C	36,530	—
Institutional Class	319,798	7,575
Institutional 2 Class	23,989	—
Institutional 3 Class	435	—
Class S	5,788	—
Custodian fees	1,296	18,541
Printing and postage fees	35,575	9,894
Registration fees	60,827	20,608
Accounting services fees	4,097	14,125
Legal fees	15,610	7,513
Line of credit interest	1,685	64
Compensation of chief compliance officer	101	3
Compensation of board members	11,685	5,474
Deferred compensation of board members	(62,450)	(3,288)
Other	11,731	10,984
Total expenses	2,149,492	308,024
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(94,242)
Total net expenses	2,149,492	213,782
Net investment income	19,108,161	361,404
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	—	1,008,373
Investments — affiliated issuers	23,170,757	(41)
Capital gain distributions from underlying affiliated funds	9,368,126	—
Foreign currency translations	—	5,805
Net realized gain	32,538,883	1,014,137
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	—	81,664
Investments — affiliated issuers	(12,353,163)	(7)
Foreign currency translations	—	(15,517)
Net change in unrealized appreciation (depreciation)	(12,353,163)	66,140
Net realized and unrealized gain	20,185,720	1,080,277
Net increase in net assets resulting from operations	$39,293,881	$1,441,681
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Statement of Changes in Net Assets

	Columbia Acorn® Fund		Columbia Acorn International®
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income (loss)	$(5,035,263)	$(10,440,632)	$5,079,281	$11,276,343
Net realized gain	155,947,713	204,610,345	74,171,672	29,506,085
Net change in unrealized appreciation (depreciation)	352,951,975	(87,725,033)	(27,190,527)	63,934,283
Net increase in net assets resulting from operations	503,864,425	106,444,680	52,060,426	104,716,711
Distributions to shareholders
Net investment income and net realized gains
Class A	(6,746,949)	—	(1,892,562)	(6,667,661)
Class C	(45,127)	—	—	—
Institutional Class	(15,785,550)	—	(8,553,632)	(30,609,530)
Institutional 2 Class	(208,850)	—	(211,943)	(1,031,592)
Institutional 3 Class	(171,295)	—	(1,009,235)	(3,914,636)
Class S	(2,887,304)	—	(1,557,576)	(5,908,781)
Total distributions to shareholders	(25,845,075)	—	(13,224,948)	(48,132,200)
Decrease in net assets from capital stock activity	(142,808,698)	(399,417,644)	(44,309,434)	(134,992,008)
Total increase (decrease) in net assets	335,210,652	(292,972,964)	(5,473,956)	(78,407,497)
Net assets at beginning of period	2,435,860,719	2,728,833,683	805,895,861	884,303,358
Net assets at end of period	$2,771,071,371	$2,435,860,719	$800,421,905	$805,895,861
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Statement of Changes in Net Assets  (continued)

	Columbia Acorn International SelectSM		Columbia Thermostat FundSM
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$1,756,699	$4,936,608	$19,108,161	$36,537,458
Net realized gain	7,900,521	10,493,085	32,538,883	66,888,998
Net change in unrealized appreciation (depreciation)	3,457,205	21,092,352	(12,353,163)	67,464,244
Net increase in net assets resulting from operations	13,114,425	36,522,045	39,293,881	170,890,700
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(7,295,152)	(1,616,125)	(11,816,759)
Class C	—	—	(334,772)	(1,943,530)
Institutional Class	—	(3,858,993)	(3,007,633)	(23,137,224)
Institutional 2 Class	—	(222,099)	(388,333)	(3,020,417)
Institutional 3 Class	—	(626,094)	(54,004)	(502,497)
Class S	—	(835,976)	(56,435)	(426,037)
Total distributions to shareholders	—	(12,838,314)	(5,457,302)	(40,846,464)
Decrease in net assets from capital stock activity	(11,245,289)	(13,471,249)	(71,025,630)	(32,023,490)
Total increase (decrease) in net assets	1,869,136	10,212,482	(37,189,051)	98,020,746
Net assets at beginning of period	199,839,273	189,626,791	1,296,646,599	1,198,625,853
Net assets at end of period	$201,708,409	$199,839,273	$1,259,457,548	$1,296,646,599
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Statement of Changes in Net Assets  (continued)

	Columbia Acorn European FundSM
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income	$361,404	$501,967
Net realized gain	1,014,137	11,979,348
Net change in unrealized appreciation (depreciation)	66,140	(4,162,732)
Net increase in net assets resulting from operations	1,441,681	8,318,583
Distributions to shareholders
Net investment income and net realized gains
Class A	(84,555)	(4,181,024)
Institutional Class	(44,249)	(2,321,395)
Total distributions to shareholders	(128,804)	(6,502,419)
Decrease in net assets from capital stock activity	(4,120,288)	(6,253,259)
Total decrease in net assets	(2,807,411)	(4,437,095)
Net assets at beginning of period	36,672,374	41,109,469
Net assets at end of period	$33,864,963	$36,672,374
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Statement of Changes in Net Assets  (continued)

	Columbia Acorn® Fund				Columbia Acorn International®
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025		June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	506,508	4,862,258	951,099	7,819,057	73,993	1,761,461	158,477	3,698,642
Distributions reinvested	622,634	6,108,039	—	—	77,872	1,805,073	276,003	6,373,479
Shares redeemed	(4,299,318)	(40,795,720)	(11,525,144)	(96,468,719)	(470,748)	(11,159,825)	(1,115,333)	(25,831,097)
Net decrease	(3,170,176)	(29,825,423)	(10,574,045)	(88,649,662)	(318,883)	(7,593,291)	(680,853)	(15,758,976)
Class C
Shares sold	17,847	232,241	29,218	327,595	—	—	—	—
Distributions reinvested	3,345	44,854	—	—	—	—	—	—
Shares redeemed	(105,945)	(1,370,635)	(231,412)	(2,625,146)	—	—	—	—
Net decrease	(84,753)	(1,093,540)	(202,194)	(2,297,551)	—	—	—	—
Institutional Class
Shares sold	1,010,298	14,046,478	1,858,214	22,132,141	73,167	1,743,997	220,580	5,124,881
Distributions reinvested	984,252	14,242,131	—	—	324,662	7,584,096	1,174,703	27,269,315
Shares redeemed	(7,745,974)	(107,124,423)	(20,884,267)	(258,401,731)	(1,314,146)	(31,483,641)	(3,214,666)	(74,963,235)
Net decrease	(5,751,424)	(78,835,814)	(19,026,053)	(236,269,590)	(916,317)	(22,155,548)	(1,819,383)	(42,569,039)
Institutional 2 Class
Shares sold	120,539	1,834,459	438,239	5,939,790	24,648	577,566	88,396	2,036,592
Distributions reinvested	13,039	208,495	—	—	9,060	211,551	44,416	1,030,248
Shares redeemed	(364,058)	(5,574,214)	(655,112)	(8,893,741)	(243,055)	(5,914,597)	(153,552)	(3,623,812)
Net decrease	(230,480)	(3,531,260)	(216,873)	(2,953,951)	(209,347)	(5,125,480)	(20,740)	(556,972)
Institutional 3 Class
Shares sold	83,887	1,323,153	303,595	4,092,843	110,158	2,665,277	222,946	5,229,295
Distributions reinvested	10,210	166,425	—	—	42,012	1,003,676	164,054	3,894,524
Shares redeemed	(394,102)	(6,049,550)	(826,365)	(11,165,551)	(304,058)	(7,409,482)	(2,580,327)	(62,384,959)
Net decrease	(300,005)	(4,559,972)	(522,770)	(7,072,708)	(151,888)	(3,740,529)	(2,193,327)	(53,261,140)
Class S
Shares sold	86,063	1,191,990	171,779	2,114,909	20,376	485,547	17,681	410,344
Distributions reinvested	199,537	2,887,304	—	—	66,677	1,557,575	254,105	5,904,535
Shares redeemed	(2,080,185)	(29,041,983)	(5,249,923)	(64,289,091)	(322,229)	(7,737,708)	(1,253,813)	(29,160,760)
Net decrease	(1,794,585)	(24,962,689)	(5,078,144)	(62,174,182)	(235,176)	(5,694,586)	(982,027)	(22,845,881)
Total net decrease	(11,331,423)	(142,808,698)	(35,620,079)	(399,417,644)	(1,831,611)	(44,309,434)	(5,696,330)	(134,992,008)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Statement of Changes in Net Assets  (continued)

	Columbia Acorn International SelectSM				Columbia Thermostat FundSM
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025		June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	28,997	835,576	74,028	2,038,646	604,362	11,026,460	1,423,314	24,753,996
Distributions reinvested	—	—	242,611	6,732,213	81,673	1,495,432	609,337	10,937,780
Shares redeemed	(287,190)	(8,339,407)	(619,297)	(17,078,490)	(1,874,902)	(34,313,769)	(4,176,884)	(72,336,708)
Net decrease	(258,193)	(7,503,831)	(302,658)	(8,307,631)	(1,188,867)	(21,791,877)	(2,144,233)	(36,644,932)
Class C
Shares sold	—	—	—	—	142,432	2,612,874	484,619	8,402,402
Distributions reinvested	—	—	—	—	17,552	322,597	102,437	1,845,917
Shares redeemed	—	—	—	—	(500,791)	(9,195,824)	(1,410,506)	(24,550,141)
Net decrease	—	—	—	—	(340,807)	(6,260,353)	(823,450)	(14,301,822)
Institutional Class
Shares sold	36,441	1,077,910	96,969	2,719,662	3,346,172	59,662,883	7,587,833	129,383,845
Distributions reinvested	—	—	114,146	3,237,025	136,155	2,443,990	1,084,114	19,075,249
Shares redeemed	(117,359)	(3,456,960)	(313,623)	(8,754,629)	(5,402,799)	(97,289,269)	(8,227,175)	(139,014,453)
Net increase (decrease)	(80,918)	(2,379,050)	(102,508)	(2,797,942)	(1,920,472)	(35,182,396)	444,772	9,444,641
Institutional 2 Class
Shares sold	4,216	127,369	7,443	214,579	369,620	6,674,193	1,603,212	27,846,184
Distributions reinvested	—	—	7,742	222,072	21,419	388,333	169,865	3,020,417
Shares redeemed	(8,310)	(242,975)	(58,801)	(1,656,787)	(620,384)	(11,188,149)	(1,413,114)	(23,973,410)
Net increase (decrease)	(4,094)	(115,606)	(43,616)	(1,220,136)	(229,345)	(4,125,623)	359,963	6,893,191
Institutional 3 Class
Shares sold	18,017	535,409	16,529	473,726	50,734	916,058	409,985	7,176,180
Distributions reinvested	—	—	21,787	624,933	2,969	53,736	28,211	501,056
Shares redeemed	(32,418)	(965,300)	(49,938)	(1,415,597)	(252,062)	(4,545,502)	(219,940)	(3,776,809)
Net increase (decrease)	(14,401)	(429,891)	(11,622)	(316,938)	(198,359)	(3,575,708)	218,256	3,900,427
Class S
Shares sold	1,038	30,718	6,123	170,166	51,746	936,383	3,542	62,126
Distributions reinvested	—	—	29,480	835,976	3,144	56,435	24,222	426,037
Shares redeemed	(28,733)	(847,629)	(65,092)	(1,834,744)	(60,355)	(1,082,491)	(108,243)	(1,803,158)
Net decrease	(27,695)	(816,911)	(29,489)	(828,602)	(5,465)	(89,673)	(80,479)	(1,314,995)
Total net decrease	(385,301)	(11,245,289)	(489,893)	(13,471,249)	(3,883,315)	(71,025,630)	(2,025,171)	(32,023,490)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Statement of Changes in Net Assets  (continued)

	Columbia Acorn European FundSM
	Six Months Ended		Year Ended
	June 30, 2026 (Unaudited)		December 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	62,328	1,552,973	252,907	6,678,105
Distributions reinvested	3,393	84,523	176,268	4,179,325
Shares redeemed	(161,986)	(4,059,781)	(419,898)	(10,957,037)
Net increase (decrease)	(96,265)	(2,422,285)	9,277	(99,607)
Institutional Class
Shares sold	15,320	392,772	57,937	1,557,076
Distributions reinvested	1,747	43,994	96,347	2,307,505
Shares redeemed	(84,559)	(2,134,769)	(378,864)	(10,018,233)
Net decrease	(67,492)	(1,698,003)	(224,580)	(6,153,652)
Total net decrease	(163,757)	(4,120,288)	(215,303)	(6,253,259)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

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Columbia Acorn Trust  | 2026

Financial Highlights
Columbia Acorn® Fund
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2026 (Unaudited)	$8.94	(0.03)	1.96	1.93	—	(0.14)	(0.14)
Year Ended 12/31/2025	$8.55	(0.05)(c)	0.44	0.39	—	—	—
Year Ended 12/31/2024	$7.49	(0.06)	1.12	1.06	—	—	—
Year Ended 12/31/2023	$6.16	(0.03)	1.36	1.33	—	—	—
Year Ended 12/31/2022	$10.01	(0.04)	(3.34)	(3.38)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$12.69	(0.10)	1.07	0.97	(0.14)	(3.51)	(3.65)
Class C
Six Months Ended 6/30/2026 (Unaudited)	$12.22	(0.09)	2.67	2.58	—	(0.14)	(0.14)
Year Ended 12/31/2025	$11.77	(0.16)(c)	0.61	0.45	—	—	—
Year Ended 12/31/2024	$10.39	(0.17)	1.55	1.38	—	—	—
Year Ended 12/31/2023	$8.61	(0.11)	1.89	1.78	—	—	—
Year Ended 12/31/2022	$13.72	(0.13)	(4.57)	(4.70)	—	(0.41)	(0.41)
Year Ended 12/31/2021	$16.14	(0.26)	1.40	1.14	(0.13)	(3.43)	(3.56)
Institutional Class
Six Months Ended 6/30/2026 (Unaudited)	$13.11	(0.02)	2.87	2.85	—	(0.14)	(0.14)
Year Ended 12/31/2025	$12.51	(0.05)(c)	0.65	0.60	—	—	—
Year Ended 12/31/2024	$10.93	(0.06)	1.64	1.58	—	—	—
Year Ended 12/31/2023	$8.97	(0.02)	1.98	1.96	—	—	—
Year Ended 12/31/2022	$14.22	(0.03)	(4.75)	(4.78)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$16.60	(0.09)	1.43	1.34	(0.13)	(3.59)	(3.72)
Institutional 2 Class
Six Months Ended 6/30/2026 (Unaudited)	$14.48	(0.02)	3.17	3.15	—	(0.14)	(0.14)
Year Ended 12/31/2025	$13.81	(0.05)(c)	0.72	0.67	—	—	—
Year Ended 12/31/2024	$12.06	(0.06)	1.81	1.75	—	—	—
Year Ended 12/31/2023	$9.89	(0.02)	2.19	2.17	—	—	—
Year Ended 12/31/2022	$15.62	(0.03)	(5.23)	(5.26)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$17.88	(0.10)	1.57	1.47	(0.13)	(3.60)	(3.73)
Institutional 3 Class
Six Months Ended 6/30/2026 (Unaudited)	$14.75	(0.02)	3.23	3.21	—	(0.14)	(0.14)
Year Ended 12/31/2025	$14.06	(0.04)(c)	0.73	0.69	—	—	—
Year Ended 12/31/2024	$12.28	(0.05)	1.83	1.78	—	—	—
Year Ended 12/31/2023	$10.07	(0.02)	2.23	2.21	—	—	—
Year Ended 12/31/2022	$15.88	(0.02)	(5.32)	(5.34)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$18.12	(0.09)	1.60	1.51	(0.14)	(3.61)	(3.75)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Financial Highlights (continued)
Columbia Acorn® Fund

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2026 (Unaudited)	$10.73	21.69%	1.07%	1.06%	(0.61% )	52%	$535,820
Year Ended 12/31/2025	$8.94	4.56%	1.09%	1.07% (d)	(0.62% )(c)	78%	$475,068
Year Ended 12/31/2024	$8.55	14.15% (e)	1.16%	1.08% (d)	(0.74% )	81%	$544,609
Year Ended 12/31/2023	$7.49	21.59% (e)	1.15%	1.08% (d)	(0.46% )	64%	$570,240
Year Ended 12/31/2022	$6.16	(34.01% )	1.08% (f)	1.08% (d),(f)	(0.53% )	64%	$521,243
Year Ended 12/31/2021	$10.01	8.79%	1.08%	1.08% (d)	(0.80% )	75%	$919,643
Class C
Six Months Ended 6/30/2026 (Unaudited)	$14.66	21.18%	1.82%	1.81%	(1.36% )	52%	$4,837
Year Ended 12/31/2025	$12.22	3.82%	1.84%	1.82% (d)	(1.37% )(c)	78%	$5,069
Year Ended 12/31/2024	$11.77	13.28% (e)	1.91%	1.83% (d)	(1.49% )	81%	$7,263
Year Ended 12/31/2023	$10.39	20.67% (e)	1.90%	1.83% (d)	(1.21% )	64%	$8,991
Year Ended 12/31/2022	$8.61	(34.48% )	1.83% (f)	1.83% (d),(f)	(1.29% )	64%	$9,153
Year Ended 12/31/2021	$13.72	7.95%	1.83%	1.83% (d)	(1.54% )	75%	$24,546
Institutional Class
Six Months Ended 6/30/2026 (Unaudited)	$15.82	21.80%	0.82%	0.81%	(0.36% )	52%	$1,844,125
Year Ended 12/31/2025	$13.11	4.80%	0.84%	0.82% (d)	(0.37% )(c)	78%	$1,604,235
Year Ended 12/31/2024	$12.51	14.46% (e)	0.91%	0.83% (d)	(0.49% )	81%	$1,767,918
Year Ended 12/31/2023	$10.93	21.85% (e)	0.90%	0.83% (d)	(0.21% )	64%	$2,110,299
Year Ended 12/31/2022	$8.97	(33.78% )	0.83% (f)	0.83% (d),(f)	(0.28% )	64%	$1,865,518
Year Ended 12/31/2021	$14.22	8.99%	0.83%	0.83% (d)	(0.55% )	75%	$3,413,006
Institutional 2 Class
Six Months Ended 6/30/2026 (Unaudited)	$17.49	21.81%	0.79%	0.78%	(0.32% )	52%	$26,866
Year Ended 12/31/2025	$14.48	4.85%	0.81%	0.78%	(0.34% )(c)	78%	$25,586
Year Ended 12/31/2024	$13.81	14.51% (e)	0.89%	0.80%	(0.46% )	81%	$27,386
Year Ended 12/31/2023	$12.06	21.94% (e)	0.87%	0.81%	(0.18% )	64%	$28,765
Year Ended 12/31/2022	$9.89	(33.83% )(e)	0.81% (f)	0.80% (f)	(0.26% )	64%	$23,445
Year Ended 12/31/2021	$15.62	9.09% (e)	0.80%	0.80%	(0.52% )	75%	$52,797
Institutional 3 Class
Six Months Ended 6/30/2026 (Unaudited)	$17.82	21.82%	0.75%	0.73%	(0.27% )	52%	$22,802
Year Ended 12/31/2025	$14.75	4.91%	0.76%	0.74%	(0.29% )(c)	78%	$23,301
Year Ended 12/31/2024	$14.06	14.50% (e)	0.84%	0.75%	(0.41% )	81%	$29,552
Year Ended 12/31/2023	$12.28	21.95% (e)	0.83%	0.76%	(0.17% )	64%	$28,181
Year Ended 12/31/2022	$10.07	(33.77% )	0.77% (f)	0.77% (f)	(0.23% )	64%	$47,945
Year Ended 12/31/2021	$15.88	9.16%	0.75%	0.75%	(0.46% )	75%	$78,955
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Financial Highlights (continued)
Columbia Acorn® Fund

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Six Months Ended 6/30/2026 (Unaudited)	$13.12	(0.02)	2.86	2.84	—	(0.14)	(0.14)
Year Ended 12/31/2025	$12.51	(0.05)(c)	0.66	0.61	—	—	—
Year Ended 12/31/2024(g)	$12.23	(0.01)	0.29	0.28	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 12/31/2025
Class A	lessthan 0.01	0.05
Class C	0.01	0.05
Institutional Class	0.01	0.05
Institutional 2 Class	0.01	0.05
Institutional 3 Class	0.01	0.05
Class S	0.01	0.05

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(f)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.03%.

(g)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Financial Highlights (continued)
Columbia Acorn® Fund

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Six Months Ended 6/30/2026 (Unaudited)	$15.82	21.71%	0.82%	0.81%	(0.36% )	52%	$336,622
Year Ended 12/31/2025	$13.12	4.88%	0.84%	0.82% (d)	(0.37% )(c)	78%	$302,602
Year Ended 12/31/2024 (g)	$12.51	2.29% (e)	0.95%	0.83%	(0.41% )	81%	$352,105
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Financial Highlights
Columbia Acorn International®

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2026 (Unaudited)	$22.84	0.12 (c)	1.34	1.46	(0.17)	(0.23)	(0.40)
Year Ended 12/31/2025	$21.54	0.25 (c)	2.35	2.60	(0.30)	(1.00)	(1.30)
Year Ended 12/31/2024	$25.46	0.18 (c)	(1.41)	(1.23)	(0.71)	(1.98)	(2.69)
Year Ended 12/31/2023	$21.34	0.09	4.03	4.12	—	—	—
Year Ended 12/31/2022	$33.19	0.17 (g)	(11.35)	(11.18)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.31	0.01	4.08	4.09	(0.38)	(4.83)	(5.21)
Institutional Class
Six Months Ended 6/30/2026 (Unaudited)	$22.99	0.15 (c)	1.35	1.50	(0.17)	(0.23)	(0.40)
Year Ended 12/31/2025	$21.68	0.31 (c)	2.36	2.67	(0.36)	(1.00)	(1.36)
Year Ended 12/31/2024	$25.66	0.26 (c)	(1.43)	(1.17)	(0.83)	(1.98)	(2.81)
Year Ended 12/31/2023	$21.46	0.15	4.05	4.20	—	—	—
Year Ended 12/31/2022	$33.28	0.23 (g)	(11.38)	(11.15)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.47	0.10	4.09	4.19	(0.55)	(4.83)	(5.38)
Institutional 2 Class
Six Months Ended 6/30/2026 (Unaudited)	$22.97	0.14 (c)	1.37	1.51	(0.17)	(0.23)	(0.40)
Year Ended 12/31/2025	$21.66	0.32 (c)	2.37	2.69	(0.38)	(1.00)	(1.38)
Year Ended 12/31/2024	$25.66	0.26 (c)	(1.42)	(1.16)	(0.86)	(1.98)	(2.84)
Year Ended 12/31/2023	$21.45	0.17	4.04	4.21	—	—	—
Year Ended 12/31/2022	$33.25	0.24 (g)	(11.37)	(11.13)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.46	0.12	4.09	4.21	(0.59)	(4.83)	(5.42)
Institutional 3 Class
Six Months Ended 6/30/2026 (Unaudited)	$23.48	0.17 (c)	1.39	1.56	(0.17)	(0.23)	(0.40)
Year Ended 12/31/2025	$22.12	0.34 (c)	2.41	2.75	(0.39)	(1.00)	(1.39)
Year Ended 12/31/2024	$26.15	0.28 (c)	(1.45)	(1.17)	(0.88)	(1.98)	(2.86)
Year Ended 12/31/2023	$21.84	0.18	4.13	4.31	—	—	—
Year Ended 12/31/2022	$33.83	0.26 (g)	(11.58)	(11.32)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.99	0.15	4.14	4.29	(0.62)	(4.83)	(5.45)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Financial Highlights (continued)
Columbia Acorn International®

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2026 (Unaudited)	$23.90	6.46%	1.29% (d)	1.20% (d)	1.04% (c)	24%	$112,911
Year Ended 12/31/2025	$22.84	12.12%	1.30% (d)	1.21% (d),(e)	1.06% (c)	25%	$115,158
Year Ended 12/31/2024	$21.54	(5.09% )	1.38% (d)	1.22% (d),(e)	0.73% (c)	28%	$123,302
Year Ended 12/31/2023	$25.46	19.31%	1.37% (d),(f)	1.24% (d),(e),(f)	0.41%	46%	$155,877
Year Ended 12/31/2022	$21.34	(33.81% )	1.27% (d),(f),(h)	1.23% (d),(e),(f),(h)	0.71%	29%	$151,725
Year Ended 12/31/2021	$33.19	12.63%	1.24% (d)	1.23% (d),(e)	0.03%	27%	$282,125
Institutional Class
Six Months Ended 6/30/2026 (Unaudited)	$24.09	6.59%	1.04% (d)	0.95% (d)	1.29% (c)	24%	$517,965
Year Ended 12/31/2025	$22.99	12.36%	1.05% (d)	0.96% (d),(e)	1.31% (c)	25%	$515,251
Year Ended 12/31/2024	$21.68	(4.82% )	1.13% (d)	0.97% (d),(e)	1.01% (c)	28%	$525,326
Year Ended 12/31/2023	$25.66	19.57%	1.12% (d),(f)	0.99% (d),(e),(f)	0.66%	46%	$837,217
Year Ended 12/31/2022	$21.46	(33.63% )	1.03% (d),(f),(h)	0.98% (d),(e),(f),(h)	0.96%	29%	$906,415
Year Ended 12/31/2021	$33.28	12.89%	0.99% (d)	0.98% (d),(e)	0.28%	27%	$1,727,042
Institutional 2 Class
Six Months Ended 6/30/2026 (Unaudited)	$24.08	6.64%	0.98% (d)	0.89% (d)	1.19% (c)	24%	$12,809
Year Ended 12/31/2025	$22.97	12.44%	1.00% (d)	0.90% (d)	1.37% (c)	25%	$17,028
Year Ended 12/31/2024	$21.66	(4.79% )	1.09% (d)	0.92% (d)	1.03% (c)	28%	$16,507
Year Ended 12/31/2023	$25.66	19.63%	1.05% (d),(f)	0.92% (d),(f)	0.75%	46%	$22,937
Year Ended 12/31/2022	$21.45	(33.60% )	0.97% (d),(f),(h)	0.92% (d),(f),(h)	1.04%	29%	$80,059
Year Ended 12/31/2021	$33.25	12.97%	0.95% (d)	0.92% (d)	0.34%	27%	$126,973
Institutional 3 Class
Six Months Ended 6/30/2026 (Unaudited)	$24.64	6.71%	0.93% (d)	0.84% (d)	1.39% (c)	24%	$62,561
Year Ended 12/31/2025	$23.48	12.46%	0.93% (d)	0.85% (d)	1.43% (c)	25%	$63,201
Year Ended 12/31/2024	$22.12	(4.75% )	1.03% (d)	0.88% (d)	1.07% (c)	28%	$108,049
Year Ended 12/31/2023	$26.15	19.73%	1.01% (d),(f)	0.89% (d),(f)	0.77%	46%	$131,038
Year Ended 12/31/2022	$21.84	(33.58% )	0.92% (d),(f),(h)	0.88% (d),(f),(h)	1.10%	29%	$133,738
Year Ended 12/31/2021	$33.83	13.00%	0.90% (d)	0.88% (d)	0.40%	27%	$179,991
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Financial Highlights (continued)
Columbia Acorn International®

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Six Months Ended 6/30/2026 (Unaudited)	$22.99	0.15 (c)	1.36	1.51	(0.17)	(0.23)	(0.40)
Year Ended 12/31/2025	$21.68	0.31 (c)	2.36	2.67	(0.36)	(1.00)	(1.36)
Year Ended 12/31/2024(i)	$26.68	0.00 (c)	(3.14)	(3.14)	(0.31)	(1.55)	(1.86)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Six Months Ended 6/30/2026 (Unaudited)
Class A	0.01	0.06
Institutional Class	0.01	0.06
Institutional 2 Class	0.01	0.06
Institutional 3 Class	0.01	0.06
Class S	0.01	0.06
Year Ended 12/31/2025
Class A	0.08	0.32
Institutional Class	0.07	0.32
Institutional 2 Class	0.07	0.32
Institutional 3 Class	0.08	0.36
Class S	0.08	0.33
Year Ended 12/31/2024
Class A	0.04	0.17
Institutional Class	0.04	0.17
Institutional 2 Class	0.04	0.17
Institutional 3 Class	0.04	0.17
Class S	0.01	0.17

(d)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	6/30/2026	12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Class A	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	—%
Institutional Class	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	—%
Institutional 2 Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	—%
Institutional 3 Class	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	—%
Class S	less than 0.01%	less than 0.01%	less than 0.01%	—%	—%	—%

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include interest on collateral expense which is less than 0.01%.
(g)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.02 per share.
(h)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.03%.

(i)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Financial Highlights (continued)
Columbia Acorn International®

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Six Months Ended 6/30/2026 (Unaudited)	$24.10	6.63%	1.04% (d)	0.95% (d)	1.29% (c)	24%	$94,176
Year Ended 12/31/2025	$22.99	12.36%	1.05% (d)	0.96% (d),(e)	1.31% (c)	25%	$95,259
Year Ended 12/31/2024 (i)	$21.68	(11.76% )	1.20% (d)	0.97% (d)	0.08% (c)	28%	$111,119
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Financial Highlights
Columbia Acorn International SelectSM

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2026 (Unaudited)	$28.42	0.24 (c)	1.68	1.92	—	—	—
Year Ended 12/31/2025	$25.18	0.66 (c)	4.38	5.04	(1.67)	(0.13)	(1.80)
Year Ended 12/31/2024	$25.48	0.23	(0.29)	(0.06)	(0.24)	—	(0.24)
Year Ended 12/31/2023	$21.57	0.07	3.84	3.91	—	—	—
Year Ended 12/31/2022	$35.43	0.12 (f)	(13.06)	(12.94)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$33.67	(0.05)	3.50	3.45	(0.28)	(1.41)	(1.69)
Institutional Class
Six Months Ended 6/30/2026 (Unaudited)	$29.04	0.28 (c)	1.72	2.00	—	—	—
Year Ended 12/31/2025	$25.75	0.74 (c)	4.49	5.23	(1.81)	(0.13)	(1.94)
Year Ended 12/31/2024	$26.04	0.31	(0.30)	0.01	(0.30)	—	(0.30)
Year Ended 12/31/2023	$21.99	0.13	3.92	4.05	—	—	—
Year Ended 12/31/2022	$36.01	0.18 (f)	(13.28)	(13.10)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.25	0.04	3.56	3.60	(0.43)	(1.41)	(1.84)
Institutional 2 Class
Six Months Ended 6/30/2026 (Unaudited)	$29.38	0.30 (c)	1.75	2.05	—	—	—
Year Ended 12/31/2025	$26.07	0.79 (c)	4.53	5.32	(1.88)	(0.13)	(2.01)
Year Ended 12/31/2024	$26.34	0.34	(0.28)	0.06	(0.33)	—	(0.33)
Year Ended 12/31/2023	$22.22	0.15	3.97	4.12	—	—	—
Year Ended 12/31/2022	$36.33	0.20 (f)	(13.39)	(13.19)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.57	0.06	3.60	3.66	(0.49)	(1.41)	(1.90)
Institutional 3 Class
Six Months Ended 6/30/2026 (Unaudited)	$29.37	0.31 (c)	1.75	2.06	—	—	—
Year Ended 12/31/2025	$26.07	0.79 (c)	4.55	5.34	(1.91)	(0.13)	(2.04)
Year Ended 12/31/2024	$26.35	0.35	(0.29)	0.06	(0.34)	—	(0.34)
Year Ended 12/31/2023	$22.21	0.17	3.97	4.14	—	—	—
Year Ended 12/31/2022	$36.31	0.21 (f)	(13.39)	(13.18)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.56	0.09	3.59	3.68	(0.52)	(1.41)	(1.93)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Financial Highlights (continued)
Columbia Acorn International SelectSM

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2026 (Unaudited)	$30.34	6.76%	1.47%	1.09%	1.67% (c)	20%	$116,271
Year Ended 12/31/2025	$28.42	20.31%	1.47% (d)	1.12% (d),(e)	2.39% (c)	21%	$116,233
Year Ended 12/31/2024	$25.18	(0.30% )	1.55% (d)	1.23% (d),(e)	0.86%	69%	$110,629
Year Ended 12/31/2023	$25.48	18.13%	1.55% (d)	1.23% (d),(e)	0.30%	43%	$128,076
Year Ended 12/31/2022	$21.57	(36.80% )	1.50% (d),(g)	1.24% (d),(e),(g)	0.48%	21%	$124,963
Year Ended 12/31/2021	$35.43	10.49%	1.44% (d)	1.23% (d),(e)	(0.15% )	27%	$235,103
Institutional Class
Six Months Ended 6/30/2026 (Unaudited)	$31.04	6.89%	1.22%	0.84%	1.92% (c)	20%	$59,936
Year Ended 12/31/2025	$29.04	20.61%	1.22% (d)	0.87% (d),(e)	2.63% (c)	21%	$58,415
Year Ended 12/31/2024	$25.75	(0.04% )	1.29% (d)	0.98% (d),(e)	1.14%	69%	$54,447
Year Ended 12/31/2023	$26.04	18.42%	1.30% (d)	0.98% (d),(e)	0.55%	43%	$79,765
Year Ended 12/31/2022	$21.99	(36.65% )	1.25% (d),(g)	0.99% (d),(e),(g)	0.73%	21%	$79,829
Year Ended 12/31/2021	$36.01	10.79%	1.19% (d)	0.98% (d),(e)	0.10%	27%	$159,876
Institutional 2 Class
Six Months Ended 6/30/2026 (Unaudited)	$31.43	6.98%	1.09%	0.72%	2.05% (c)	20%	$3,279
Year Ended 12/31/2025	$29.38	20.73%	1.09% (d)	0.74% (d)	2.76% (c)	21%	$3,185
Year Ended 12/31/2024	$26.07	0.14%	1.16% (d)	0.84% (d)	1.25%	69%	$3,963
Year Ended 12/31/2023	$26.34	18.54%	1.16% (d)	0.86% (d)	0.64%	43%	$5,810
Year Ended 12/31/2022	$22.22	(36.57% )	1.11% (d),(g)	0.89% (d),(g)	0.78%	21%	$9,225
Year Ended 12/31/2021	$36.33	10.87%	1.10% (d)	0.89% (d)	0.17%	27%	$51,805
Institutional 3 Class
Six Months Ended 6/30/2026 (Unaudited)	$31.43	7.01%	1.03%	0.66%	2.12% (c)	20%	$9,586
Year Ended 12/31/2025	$29.37	20.81%	1.04% (d)	0.69% (d)	2.78% (c)	21%	$9,382
Year Ended 12/31/2024	$26.07	0.14%	1.11% (d)	0.79% (d)	1.31%	69%	$8,631
Year Ended 12/31/2023	$26.35	18.64%	1.11% (d)	0.81% (d)	0.70%	43%	$9,404
Year Ended 12/31/2022	$22.21	(36.56% )	1.06% (d),(g)	0.84% (d),(g)	0.81%	21%	$11,188
Year Ended 12/31/2021	$36.31	10.93%	1.05% (d)	0.84% (d)	0.24%	27%	$28,694
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Financial Highlights (continued)
Columbia Acorn International SelectSM

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Six Months Ended 6/30/2026 (Unaudited)	$29.04	0.28 (c)	1.72	2.00	—	—	—
Year Ended 12/31/2025	$25.75	0.74 (c)	4.49	5.23	(1.81)	(0.13)	(1.94)
Year Ended 12/31/2024(h)	$27.97	0.03	(2.25)	(2.22)	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Six Months Ended 6/30/2026 (Unaudited)
Class A	0.01	0.10
Institutional Class	0.01	0.10
Institutional 2 Class	0.01	0.10
Institutional 3 Class	0.01	0.10
Class S	0.01	0.10
Year Ended 12/31/2025
Class A	0.37	1.33
Institutional Class	0.37	1.32
Institutional 2 Class	0.40	1.39
Institutional 3 Class	0.37	1.30
Class S	0.37	1.33

(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.02 per share.
(g)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.02%.

(h)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Financial Highlights (continued)
Columbia Acorn International SelectSM

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Six Months Ended 6/30/2026 (Unaudited)	$31.04	6.89%	1.22%	0.84%	1.91% (c)	20%	$12,637
Year Ended 12/31/2025	$29.04	20.61%	1.22% (d)	0.87% (d),(e)	2.64% (c)	21%	$12,625
Year Ended 12/31/2024 (h)	$25.75	(7.94% )	1.38%	0.98%	0.47%	69%	$11,956
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Financial Highlights
Columbia Thermostat FundSM

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2026 (Unaudited)	$18.12	0.26	0.28	0.54	(0.08)	—	(0.08)
Year Ended 12/31/2025	$16.28	0.49	1.90	2.39	(0.55)	—	(0.55)
Year Ended 12/31/2024	$15.61	0.46	0.74	1.20	(0.53)	—	(0.53)
Year Ended 12/31/2023	$14.36	0.39	1.24	1.63	(0.38)	—	(0.38)
Year Ended 12/31/2022	$17.01	0.26	(2.49)	(2.23)	(0.28)	(0.14)	(0.42)
Year Ended 12/31/2021	$18.31	0.24	0.89	1.13	(0.26)	(2.17)	(2.43)
Class C
Six Months Ended 6/30/2026 (Unaudited)	$18.24	0.19	0.30	0.49	(0.08)	—	(0.08)
Year Ended 12/31/2025	$16.40	0.36	1.91	2.27	(0.43)	—	(0.43)
Year Ended 12/31/2024	$15.73	0.34	0.74	1.08	(0.41)	—	(0.41)
Year Ended 12/31/2023	$14.48	0.27	1.25	1.52	(0.27)	—	(0.27)
Year Ended 12/31/2022	$17.14	0.14	(2.49)	(2.35)	(0.17)	(0.14)	(0.31)
Year Ended 12/31/2021	$18.43	0.09	0.90	0.99	(0.11)	(2.17)	(2.28)
Institutional Class
Six Months Ended 6/30/2026 (Unaudited)	$17.74	0.28	0.28	0.56	(0.08)	—	(0.08)
Year Ended 12/31/2025	$15.95	0.53	1.86	2.39	(0.60)	—	(0.60)
Year Ended 12/31/2024	$15.30	0.50	0.72	1.22	(0.57)	—	(0.57)
Year Ended 12/31/2023	$14.08	0.42	1.22	1.64	(0.42)	—	(0.42)
Year Ended 12/31/2022	$16.69	0.29	(2.44)	(2.15)	(0.32)	(0.14)	(0.46)
Year Ended 12/31/2021	$18.01	0.28	0.87	1.15	(0.30)	(2.17)	(2.47)
Institutional 2 Class
Six Months Ended 6/30/2026 (Unaudited)	$17.92	0.28	0.29	0.57	(0.08)	—	(0.08)
Year Ended 12/31/2025	$16.10	0.55	1.88	2.43	(0.61)	—	(0.61)
Year Ended 12/31/2024	$15.44	0.50	0.73	1.23	(0.57)	—	(0.57)
Year Ended 12/31/2023	$14.21	0.43	1.22	1.65	(0.42)	—	(0.42)
Year Ended 12/31/2022	$16.84	0.29	(2.45)	(2.16)	(0.33)	(0.14)	(0.47)
Year Ended 12/31/2021	$18.14	0.29	0.89	1.18	(0.31)	(2.17)	(2.48)
Institutional 3 Class
Six Months Ended 6/30/2026 (Unaudited)	$17.88	0.29	0.28	0.57	(0.08)	—	(0.08)
Year Ended 12/31/2025	$16.06	0.56	1.87	2.43	(0.61)	—	(0.61)
Year Ended 12/31/2024	$15.41	0.51	0.72	1.23	(0.58)	—	(0.58)
Year Ended 12/31/2023	$14.18	0.44	1.22	1.66	(0.43)	—	(0.43)
Year Ended 12/31/2022	$16.80	0.31	(2.45)	(2.14)	(0.34)	(0.14)	(0.48)
Year Ended 12/31/2021	$18.11	0.36	0.82	1.18	(0.32)	(2.17)	(2.49)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Financial Highlights (continued)
Columbia Thermostat FundSM

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2026 (Unaudited)	$18.58	2.98%	0.45% (c)	0.45% (c)	2.89%	55%	$378,533
Year Ended 12/31/2025	$18.12	14.75%	0.49% (c)	0.49% (c),(d)	2.82%	84%	$390,531
Year Ended 12/31/2024	$16.28	7.68%	0.56% (c)	0.50% (c),(d)	2.83%	114%	$385,771
Year Ended 12/31/2023	$15.61	11.38%	0.57% (c)	0.49% (c),(d)	2.59%	148%	$428,092
Year Ended 12/31/2022	$14.36	(13.14% )	0.54% (c),(e)	0.50% (c),(d),(e)	1.70%	88%	$450,566
Year Ended 12/31/2021	$17.01	6.16%	0.54% (c)	0.50% (c),(d)	1.26%	49%	$624,373
Class C
Six Months Ended 6/30/2026 (Unaudited)	$18.65	2.69%	1.20% (c)	1.20% (c)	2.14%	55%	$78,247
Year Ended 12/31/2025	$18.24	13.86%	1.24% (c)	1.24% (c),(d)	2.06%	84%	$82,776
Year Ended 12/31/2024	$16.40	6.86%	1.31% (c)	1.25% (c),(d)	2.07%	114%	$87,900
Year Ended 12/31/2023	$15.73	10.52%	1.32% (c)	1.24% (c),(d)	1.82%	148%	$111,123
Year Ended 12/31/2022	$14.48	(13.75% )	1.29% (c),(e)	1.25% (c),(d),(e)	0.93%	88%	$126,802
Year Ended 12/31/2021	$17.14	5.40%	1.29% (c)	1.25% (c),(d)	0.48%	49%	$189,990
Institutional Class
Six Months Ended 6/30/2026 (Unaudited)	$18.22	3.16%	0.20% (c)	0.20% (c)	3.14%	55%	$686,774
Year Ended 12/31/2025	$17.74	15.02%	0.24% (c)	0.24% (c),(d)	3.09%	84%	$702,762
Year Ended 12/31/2024	$15.95	7.97%	0.31% (c)	0.25% (c),(d)	3.12%	114%	$624,613
Year Ended 12/31/2023	$15.30	11.66%	0.32% (c)	0.24% (c),(d)	2.85%	148%	$636,587
Year Ended 12/31/2022	$14.08	(12.92% )	0.29% (c),(e)	0.25% (c),(d),(e)	1.93%	88%	$600,671
Year Ended 12/31/2021	$16.69	6.42%	0.29% (c)	0.25% (c),(d)	1.52%	49%	$902,841
Institutional 2 Class
Six Months Ended 6/30/2026 (Unaudited)	$18.41	3.18%	0.17% (c)	0.17% (c)	3.18%	55%	$90,351
Year Ended 12/31/2025	$17.92	15.12%	0.20% (c)	0.20% (c)	3.15%	84%	$92,061
Year Ended 12/31/2024	$16.10	8.01%	0.27% (c)	0.20% (c)	3.11%	114%	$76,935
Year Ended 12/31/2023	$15.44	11.67%	0.28% (c)	0.20% (c)	2.88%	148%	$86,925
Year Ended 12/31/2022	$14.21	(12.88% )	0.25% (c),(e)	0.20% (c),(e)	1.94%	88%	$90,290
Year Ended 12/31/2021	$16.84	6.53%	0.25% (c)	0.20% (c)	1.53%	49%	$169,246
Institutional 3 Class
Six Months Ended 6/30/2026 (Unaudited)	$18.37	3.19%	0.12% (c)	0.12% (c)	3.21%	55%	$12,500
Year Ended 12/31/2025	$17.88	15.20%	0.15% (c)	0.15% (c)	3.25%	84%	$15,711
Year Ended 12/31/2024	$16.06	8.00%	0.23% (c)	0.16% (c)	3.18%	114%	$10,613
Year Ended 12/31/2023	$15.41	11.73%	0.24% (c)	0.16% (c)	2.96%	148%	$11,038
Year Ended 12/31/2022	$14.18	(12.82% )	0.21% (c),(e)	0.16% (c),(e)	2.04%	88%	$10,184
Year Ended 12/31/2021	$16.80	6.52%	0.21% (c)	0.17% (c)	1.94%	49%	$15,581
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Financial Highlights (continued)
Columbia Thermostat FundSM

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Six Months Ended 6/30/2026 (Unaudited)	$17.74	0.28	0.28	0.56	(0.08)	—	(0.08)
Year Ended 12/31/2025	$15.95	0.53	1.86	2.39	(0.60)	—	(0.60)
Year Ended 12/31/2024(f)	$16.61	0.17	(0.33)(g)	(0.16)	(0.50)	—	(0.50)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include line of credit interest expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.01%.

(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Financial Highlights (continued)
Columbia Thermostat FundSM

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Six Months Ended 6/30/2026 (Unaudited)	$18.22	3.16%	0.20% (c)	0.20% (c)	3.14%	55%	$13,052
Year Ended 12/31/2025	$17.74	15.02%	0.24% (c)	0.24% (c),(d)	3.08%	84%	$12,805
Year Ended 12/31/2024 (f)	$15.95	(0.95% )	0.34% (c)	0.25% (c)	4.44%	114%	$12,794
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Financial Highlights
Columbia Acorn European FundSM

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2026 (Unaudited)	$24.34	0.24	0.73	0.97	—	(0.09)	(0.09)
Year Ended 12/31/2025	$23.87	0.31	5.25	5.56	(0.56)	(4.53)	(5.09)
Year Ended 12/31/2024	$25.55	0.02	(1.12)	(1.10)	(0.58)	—	(0.58)
Year Ended 12/31/2023	$20.61	0.06	5.04	5.10	(0.16)	—	(0.16)
Year Ended 12/31/2022	$33.33	0.06 (e)	(12.78)	(12.72)	—	—	—
Year Ended 12/31/2021	$27.49	(0.14)	6.04	5.90	(0.06)	—	(0.06)
Institutional Class
Six Months Ended 6/30/2026 (Unaudited)	$24.59	0.27	0.74	1.01	—	(0.09)	(0.09)
Year Ended 12/31/2025	$24.06	0.40	5.29	5.69	(0.63)	(4.53)	(5.16)
Year Ended 12/31/2024	$25.76	0.08	(1.14)	(1.06)	(0.64)	—	(0.64)
Year Ended 12/31/2023	$20.77	0.11	5.10	5.21	(0.22)	—	(0.22)
Year Ended 12/31/2022	$33.51	0.11 (e)	(12.85)	(12.74)	—	—	—
Year Ended 12/31/2021	$27.64	(0.06)	6.06	6.00	(0.13)	—	(0.13)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include line of credit interest expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.01 per share.
(f)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2026

Financial Highlights (continued)
Columbia Acorn European FundSM

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2026 (Unaudited)	$25.22	4.01%	1.81% (c)	1.28% (c)	1.95%	35%	$22,175
Year Ended 12/31/2025	$24.34	23.85%	1.82% (c)	1.34% (c),(d)	1.15%	82%	$23,745
Year Ended 12/31/2024	$23.87	(4.39% )	1.97% (c)	1.45% (c),(d)	0.08%	47%	$23,057
Year Ended 12/31/2023	$25.55	24.76%	1.92% (c)	1.45% (c),(d)	0.24%	23%	$30,487
Year Ended 12/31/2022	$20.61	(38.16% )	1.80% (c),(f)	1.45% (c),(d),(f)	0.25%	31%	$28,892
Year Ended 12/31/2021	$33.33	21.47%	1.63% (c)	1.44% (c),(d)	(0.45% )	21%	$66,374
Institutional Class
Six Months Ended 6/30/2026 (Unaudited)	$25.51	4.13%	1.56% (c)	1.03% (c)	2.16%	35%	$11,690
Year Ended 12/31/2025	$24.59	24.20%	1.57% (c)	1.10% (c),(d)	1.46%	82%	$12,928
Year Ended 12/31/2024	$24.06	(4.18% )	1.72% (c)	1.20% (c),(d)	0.32%	47%	$18,053
Year Ended 12/31/2023	$25.76	25.09%	1.67% (c)	1.20% (c),(d)	0.47%	23%	$23,802
Year Ended 12/31/2022	$20.77	(38.02% )	1.54% (c),(f)	1.20% (c),(d),(f)	0.46%	31%	$38,307
Year Ended 12/31/2021	$33.51	21.76%	1.38% (c)	1.19% (c),(d)	(0.21% )	21%	$111,462
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2026

Notes to Financial Statements
June 30, 2026 (Unaudited)
Note 1. Organization
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM, Columbia Thermostat FundSM and Columbia Acorn European FundSM (each a Fund and collectively, the Funds) are each a series of Columbia Acorn Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is a diversified fund.
Columbia Thermostat FundSM is a “fund of funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Underlying Funds). Columbia Thermostat FundSM is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Funds currently offer the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation event will be proportional to the net asset value of each share class.
As described in each Fund’s prospectus, Class A and Class C shares are available to the general public for investment. Class C shares automatically convert to Class A shares of the same Fund after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans and to certain other investors as also described in each Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Funds is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund is a single operating segment because the CODM monitors the operating results of each

Columbia Acorn Trust  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Acorn Trust  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Columbia Acorn Trust  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. Each Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Funds may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. A Fund may record a reclaim receivable when the amount is known, a Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Columbia Acorn International® and Columbia Acorn International SelectSM are seeking a closing agreement with the Internal Revenue Service to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of European Union tax reclaims. The closing agreement will result in the Funds paying a portion of those taxes refunded to the IRS, on behalf of their shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in the prior years. The Funds have accrued a liability for the estimated IRS Closing Agreement costs, which is disclosed on the Statement of Assets and Liabilities. The actual amount may differ from the estimate due to additional reclaims received or interest due and that difference may be material.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund’s have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund’s with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines as the Fund’s net assets increase.
The annualized effective management services fee rates based on each Fund’s average daily net assets for the six months ended June 30, 2026 were as follows:
	High (%)	Low (%)	Effective management services fee rate (%)
Columbia Acorn® Fund	0.790	0.625	0.720
Columbia Acorn International®	0.920	0.715	0.870
Columbia Acorn International SelectSM	0.870	0.645	0.870
Columbia Thermostat FundSM	0.100	0.100	0.100
Columbia Acorn European FundSM	0.970	0.755	0.970
Columbia Acorn Trust  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates), may coordinate in providing services to their clients. These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. The Investment Manager engages employees of Participating Affiliates to provide portfolio management services to the Funds. These employees provide services to the Investment Manager pursuant to personnel-sharing agreements or other inter-company arrangements and the Funds pay no additional fees and expenses as a result of any such arrangements.
Specifically, pursuant to such arrangements, employees of Participating Affiliates serve as “associated persons” of the Investment Manager and, in this capacity, serve as Fund portfolio managers and provide portfolio management services to the Funds on behalf of the Investment Manager subject to the oversight and supervision of the Investment Manager and the Funds’ Chief Compliance Officer, consistent with the investment objectives, policies and limitations set forth in each Fund’s prospectus and SAI, and the Investment Manager’s and the Funds’ compliance policies and procedures.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Funds. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Funds (with the exception of out-of-pocket fees).
The Funds pay the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Funds pay the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of a Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Funds for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

Columbia Acorn Trust  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
For the six months ended June 30, 2026, each Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class S (%)
Columbia Acorn® Fund	0.08	0.08	0.08	0.05	0.00	0.08
Columbia Acorn International®	0.11	—	0.11	0.05	0.00	0.11
Columbia Acorn International SelectSM	0.18	—	0.18	0.06	0.00	0.18
Columbia Thermostat FundSM	0.09	0.09	0.09	0.05	0.01	0.09
Columbia Acorn European FundSM	0.12	—	0.12	—	—	—
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations. For the six months ended June 30, 2026, no minimum account balance fees were charged by the Funds.
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Funds have adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Funds. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Under the Plans, the Funds pay a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Funds. Also under the Plans, the Funds pay a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Funds.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended June 30, 2026, if any, are listed below:
	Front End (%)		CDSC (%)		Amount ($)
Fund	Class A	Class C	Class A	Class C	Class A	Class C
Columbia Acorn® Fund	5.75	—	0.50 - 1.00 (a)	1.00 (b)	28,596	185
Columbia Acorn International®	5.75	—	0.50 - 1.00 (a)	1.00 (b)	7,709	—
Columbia Acorn International SelectSM	5.75	—	0.50 - 1.00 (a)	—	7,771	—
Columbia Thermostat FundSM	5.75	—	0.50 - 1.00 (a)	1.00 (b)	88,559	2,836
Columbia Acorn European FundSM	5.75	—	0.50 - 1.00 (a)	—	4,938	—

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Funds’ other share classes are not subject to sales charges.
Columbia Acorn Trust  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Fee rates contractual through April 30, 2027
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class S (%)
Columbia Acorn® Fund	1.07	1.82	0.82	0.78	0.74	0.82
Columbia Acorn International®	1.22	N/A	0.97	0.89	0.84	0.97
Columbia Acorn International SelectSM	1.11	N/A	0.86	0.72	0.67	0.86
Columbia Thermostat FundSM	0.50	1.25	0.25	0.20	0.16	0.25

	May 1, 2026 through April 30, 2027		Prior to May 1, 2026
Fund	Class A (%)	Institutional Class (%)	Class A (%)	Institutional Class (%)
Columbia Acorn European FundSM	1.23	0.98	1.31	1.06
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by each Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Columbia Acorn® Fund, Columbia Acorn International® and Columbia Acorn International SelectSM expenses (excluding certain fees and expenses described above) so that Columbia Acorn® Fund, Columbia Acorn International® and Columbia Acorn International SelectSM level expenses (expenses directly attributable to Columbia Acorn® Fund, Columbia Acorn International® and Columbia Acorn International SelectSM and not to a specific share class) are waived proportionately across all share classes, but Columbia Acorn® Fund, Columbia Acorn International® and Columbia Acorn International SelectSM net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Columbia Acorn Trust  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
At June 30, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Acorn® Fund	1,997,869,000	812,274,000	(40,012,000)	772,262,000
Columbia Acorn International®	607,467,000	235,857,000	(42,883,000)	192,974,000
Columbia Acorn International SelectSM	159,056,000	54,827,000	(11,713,000)	43,114,000
Columbia Thermostat FundSM	1,178,648,000	81,609,000	—	81,609,000
Columbia Acorn European FundSM	28,420,000	6,157,000	(889,000)	5,268,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Fund	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Columbia Acorn® Fund	(2,163,220)	(1,203,843)	(3,367,063)
Columbia Acorn International®	(46,324,067)	(26,269,099)	(72,593,166)
Columbia Thermostat FundSM	—	(55,531,268)	(55,531,268)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds will elect to treat the following late-year ordinary losses and post-October capital losses at December 31, 2025 as arising on January 1, 2026.
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Acorn International SelectSM	539,229	—
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Acorn® Fund	1,288,070,909	1,599,693,821
Columbia Acorn International®	190,681,681	255,752,337
Columbia Acorn International SelectSM	40,001,339	53,721,455
Columbia Thermostat FundSM	699,561,154	744,550,010
Columbia Acorn European FundSM	12,304,625	15,604,937
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Acorn Trust  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
During the six months ended June 30, 2026, the following Funds had borrowings:
Fund	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Columbia Acorn International®	2,100,000	4.74	4
Columbia Thermostat FundSM	4,300,000	4.71	3
Columbia Acorn European FundSM	500,000	4.62	1
Interest expense incurred by the Funds is recorded as Line of credit interest in the Statement of Operations. Columbia Acorn International®, Columbia Thermostat FundSM and Columbia Acorn European FundSM had no outstanding borrowings at June 30, 2026.
Note 8. Risks and uncertainties
An investment in the Funds involves risks, including market risk and concentration risk, among others. The value of each Fund’s holdings and each Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Columbia Acorn Trust  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
To the extent that each Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, each Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of each Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At June 30, 2026, certain shareholder accounts owned more than 20% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Fund shares sold to or redeemed by these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Percentage of shares outstanding held — affiliated (%)
Columbia Acorn® Fund	—
Columbia Acorn International®	—
Columbia Acorn International SelectSM	25.2
Columbia Thermostat FundSM	23.2
Columbia Acorn European FundSM	32.3
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of Columbia Acorn European FundSM (the Fund) has approved a Plan of Liquidation and Termination (the Plan) pursuant to which the Fund will be liquidated and terminated. Under the terms of the Plan, it is anticipated that the Fund will be liquidated on or about August 25, 2026, at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares. For federal income tax purposes, the liquidation of the Fund will be treated as a redemption of Fund shares.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Acorn Trust  | 2026

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

Columbia Acorn Trust  | 2026

Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Acorn European FundSM, Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM, and Columbia Thermostat FundSM (each, a Fund, and together, the Funds). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Funds. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement for each Fund. Among other things, the information and factors considered included the following:
•
Information on the investment performance of each Fund relative to the performance of a group of mutual funds determined to be comparable to such Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on each Fund’s management fees and total expenses, including information comparing such Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for each Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of such Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the Funds;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
Columbia Acorn Trust  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Management Agreement supported the continuation of the Management Agreement for each Fund.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of each Fund, (ii) each Fund’s performance relative to peers and benchmarks, and (iii) the net assets of each Fund. With respect to each of the Columbia Acorn® Fund and Columbia Thermostat FundSM, the Board observed that the Fund’s performance on a gross basis ranked above median for certain periods relative to its peers based on information provided by eVest for Columbia Acorn® Fund or Broadridge for Columbia Thermostat FundSM respectively.
With respect to each of Columbia Acorn International SelectSM and Columbia Acorn European FundSM, the Board observed that the Fund’s performance on a gross basis was well within the range of that of its peers.
With respect to Columbia Acorn International®, the Board observed the Fund’s underperformance on a gross basis for certain periods, noting that appropriate steps (such as changes to the Fund’s management team) had been taken or were contemplated to help improve the Fund’s performance.
The Board also reviewed a description of the third-party data provider’s methodology for identifying each Fund’s peer groups for purposes of performance and expense comparisons.

Columbia Acorn Trust  | 2026

Approval of Management Agreement (continued)
(Unaudited)
The Board also considered the Investment Manager’s performance and reputation generally, and with respect to Columbia Acorn International®, the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of each Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement for each Fund.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of each Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing such Fund’s contribution to the Investment Manager’s profitability. With respect to Columbia Acorn® Fund, the Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Columbia Funds’ performance and expenses and the reasonableness of the Columbia Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Columbia Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. With respect to Columbia Acorn European FundSM, the Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. With respect to Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM, and Columbia Thermostat FundSM, the Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below (slightly below for Columbia Acorn International SelectSM) the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of each Fund, in light of other considerations, supported the continuation of the Management Agreement for each Fund.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Columbia Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Columbia Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by each Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with each Fund supported the continuation of the Management Agreement for each Fund.
Economies of scale
The Board considered the economies of scale that might be realized as the net asset level of Columbia Thermostat FundSM grows and took note of the extent to which Fund shareholders might also benefit from such growth.The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the asset level of Columbia Thermostat FundSM, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.The Board considered the potential existence of economies of
Columbia Acorn Trust  | 2026

Approval of Management Agreement (continued)
(Unaudited)
scale in the provision by the Investment Manager of services to Columbia Acorn European FundSM, Columbia Acorn® Fund, Columbia Acorn International®, and Columbia Acorn International SelectSM, and whether those economies of scale were shared with these Funds through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the net asset level of each of these Funds grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement for each Fund.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Acorn Trust  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR110_(08/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR. Not applicable for semiannual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Acorn Trust

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	August 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	August 24, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	August 24, 2026